UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	January 1, 2013 — June 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|13

Semiannual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Stock markets around the world have exhibited volatility recently, as the U.S. Federal Reserve indicated that it may begin to reduce its quantitative easing program later this year if current positive trends continue. With this news, long-term interest rates jumped from historic lows and stocks fell, with the U.S. equity market in June posting a monthly loss for the first time this year. International markets, facing a range of issues, also declined.

While the Fed’s announcement initially made investors skittish, we are encouraged that the central bank is seeing steady economic growth and low inflation. These conditions have helped lift equity market averages to near all-time highs, and a continuation of current trends could be supportive for investments. The Fed has said that any tapering will be done in a way that does not threaten the economic recovery.

We believe Putnam’s fundamentally oriented investment approaches are well suited for today’s market environment. By conducting in-depth company and industry research, and through astute analysis of key market and policy-related risks, Putnam’s portfolio managers and research analysts are committed to finding the most attractive opportunities for investors. Integrating new thinking into time-tested strategies may prove particularly beneficial as the economy moves into the next stage of the current recovery.

We believe that, when combined with the guidance of a financial advisor who can help you develop a portfolio that matches your individual goals and tolerance for risk, Putnam’s emphasis on innovative thinking, active investing, and risk management can serve shareholders well.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2013

Class IA: $7.22	Class IB: $7.23

Total return at net asset value

				Citigroup
				Non-U.S.	JPMorgan
			Barclays U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
6/30/13)	shares*	shares†	Bond Index	Bond Index	Index‡

6 months	2.95%	2.97%	–2.44%	–7.14%	1.83%

1 year	10.56	10.27	–0.69	–5.72	9.74

5 years	40.53	40.48	28.78	13.42	69.56
Annualized	7.04	7.03	5.19	2.55	11.14

10 years	81.29	79.37	55.59	59.51	139.41
Annualized	6.13	6.02	4.52	4.78	9.12

Life	207.75	198.91	204.22	179.43	—
Annualized	5.84	5.69	5.78	5.34	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit quality

P–1	2.6%

Aaa	37.3%

Aa	0.3%

A	0.9%

Baa	14.8%

Ba	15.2%

B	24.4%

Caa and below	15.5%

Not rated	–11.0%

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forward contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

What was the bond market environment like during the six months ended June 30, 2013?

Spread sectors, meaning sectors that trade at a yield premium to U.S. Treasuries, generally performed well during the first four months of the period. Credit-sensitive fixed-income securities benefited from a more favorable economic backdrop and the tailwind of increased global liquidity resulting from accommodative monetary policy in the United States and overseas. In May, however, the market backdrop became less hospitable, as concern about higher interest rates weighed on sentiment, leading investors to take profits. The debate that began in May about when the Federal Reserve would begin tapering its bond-buying program intensified in June, when Chairman Ben Bernanke announced that the central bank could begin scaling back its stimulus program later in 2013, and end it by mid 2014, sooner than investors expected. Within this changed market environment, bond yields rose and prices fell across most market sectors. Investment-grade bonds suffered negative returns, with longer-maturity sectors posting the worst losses. Emerging-market debt — which was one of the worst-performing sectors — as well as other credit-sensitive categories were hampered by widening spreads. Short-duration, floating-rate bank-loan securities and high-yield bonds posted modest gains.

Which strategies and holdings bolstered the fund’s performance during the past six months?

Our mortgage credit holdings — both non-agency residential mortgage-backed securities [RMBS] and commercial mortgage-backed securities [CMBS] — helped performance, as investors took advantage of attractive spreads and positive underlying fundamentals in these sectors. Later in the period, we sought to reduce risk by shifting the fund’s allocation from RMBS into CMBS, which were performing better.

Our prepayment strategy, which was implemented primarily by investing in collateralized mortgage obligations [CMOs], also contributed to performance, despite negative performance in April and May. During those two months, with interest rates still at extremely low levels, CMOs underperformed due to fears about an accelerating pace of mortgage refinancing. Increased refinancing activity tends to hurt the performance of CMOs because the mortgages underlying the securities are paid off more rapidly. When rates rose from early May into June, investors were encouraged that higher rates may slow the pace of refinancing and mortgage prepayment speeds. As a result, CMOs — particularly those of the interest-only [IO] variety — rebounded nicely in June.

Lastly, our high-yield-bond investments aided performance, as positive results from earlier in the period more than offset the sector’s poor returns in May and June.

Which strategies detracted versus the benchmark?

Our term-structure strategies — interest-rate and yield-curve positioning — slightly detracted. We maintained a short duration during most of the period, meaning we limited the fund’s interest-rate risk, which worked well as rates rose. However, in June, we modestly lengthened the portfolio’s duration in an effort to tactically position the fund to potentially benefit from any pull-back in rates. As it turned out, rates had not yet peaked, so this strategy slightly dampened performance.

How did your currency strategy affect performance?

Our underweight exposure to the Japanese yen was beneficial, as the yen weakened significantly following the Bank of Japan’s announcement that it would take a more aggressive approach toward monetary easing. Late in the period, we significantly reduced the fund’s currency risk by cutting back most of our active foreign currency positions, particularly in emerging markets. We felt this was prudent in light of heightened risk in the marketplace.

How did you use derivatives during the period?

We used total return swaps as a hedging tool and to help manage the fund’s sector exposure. We also utilized forward currency contracts to hedge the foreign exchange risk associated with non-U.S. bonds. Up until the final month of the period, we also used forward currency contracts to efficiently gain exposure to foreign currencies as part of our active strategy involving global currency pairings. Lastly, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our CMO holdings.

What is your outlook for the coming months?

We believe the U.S. economic recovery is on track and should continue at a moderate pace. Despite higher mortgage rates, we believe the U.S. housing recovery will continue. In our view, home sales are improving because of stronger economic activity and better consumer confidence, and not solely because of low mortgage rates. Outside the United States, the global environment appears to be relatively stable, in our estimation, except for China, where weaker growth and high consumer debt levels have created challenges for a government that is trying to stimulate domestic demand.

Peripheral eurozone economies have performed better than we anticipated, thanks to sharply lower interest rates in those countries. Core European economies were somewhat weaker than we expected, but data near period-end from Germany, the Netherlands, and Switzerland was encouraging.

As for interest rates, while we believe global rates are likely to move higher over the medium to longer term, we think the degree of increase during May and June was more than the current economic environment warrants. Consequently, as noted above, we modestly lengthened the portfolio’s duration in June as a tactical play to potentially capitalize on near-term rate declines.

Where are you finding the most compelling investment opportunities?

Following the liquidity-driven sell-off in various spread sectors, we selectively added back CMBS and high-yield bonds, seeking to

2 Putnam VT Diversified Income Fund

benefit from the improved relative value in these sectors. We also continued to find value in IO CMOs, believing that these securities may benefit should rates move higher from current levels.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund.

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2013, to June 30, 2013. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/13		for the 6 months ended 6/30/13

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.77	$5.03	$3.76	$5.01

Ending value
(after expenses)	$1,029.50	$1,029.70	$1,021.08	$1,019.84

Annualized
expense ratio	0.75%	1.00%	0.75%	1.00%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/13. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.0%)*	Principal amount	Value

Agency collateralized mortgage obligations (15.0%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032	$196,140	$308,447
IFB Ser. 3408, Class EK, 25.019s, 2037	86,818	127,659
IFB Ser. 2979, Class AS, 23.568s, 2034	36,175	47,721
IFB Ser. 3072, Class SM, 23.091s, 2035	216,660	316,184
IFB Ser. 3072, Class SB, 22.944s, 2035	222,068	322,720
IFB Ser. 3249, Class PS, 21.64s, 2036	197,178	278,992
IFB Ser. 3065, Class DC, 19.283s, 2035	372,960	551,589
IFB Ser. 3727, Class PS, IO, 6.508s, 2038	1,763,487	178,576
IFB Ser. 3998, Class KS, IO, 6.508s, 2027	2,826,269	439,838
IFB Ser. 3895, Class SM, IO, 6.458s, 2040	2,358,164	366,993
IFB Ser. 4048, Class GS, IO, 6.458s, 2040	2,188,611	416,252
IFB Ser. 3940, Class PS, IO, 6.458s, 2040	2,102,281	320,388
IFB Ser. 4032, Class SA, IO, 6.308s, 2042	2,449,565	411,886
IFB Ser. 4125, Class SH, IO, 5.958s, 2042	2,447,062	414,336
IFB Ser. 4105, Class LS, IO, 5.958s, 2041	3,054,465	591,833
Ser. 3632, Class CI, IO, 5s, 2038	802,267	57,964
Ser. 3626, Class DI, IO, 5s, 2037	350,331	9,851
Ser. 304, Class C27, IO, 4 1/2s, 2042	5,790,684	1,004,800
Ser. 4122, Class TI, IO, 4 1/2s, 2042	3,909,344	595,002
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,974,677	290,080
Ser. 4019, Class GI, IO, 4 1/2s, 2041	8,864,289	1,323,438
Ser. 4024, Class PI, IO, 4 1/2s, 2041	5,613,217	898,126
Ser. 3747, Class HI, IO, 4 1/2s, 2037	727,195	77,405
Ser. 308, Class S1, 4s, 2043 Δ	2,819,000	637,771
Ser. 3751, Class MI, IO, 4s, 2034	3,218,737	50,148
Ser. 3748, Class NI, IO, 4s, 2034	141,812	6,157
Ser. 4220, Class IE, IO, 4s, 2028 F	3,492,000	400,155
Ser. 4105, Class HI, IO, 3 1/2s, 2041	2,200,800	340,420
Ser. 304, IO, 3 1/2s, 2027	5,024,760	580,209
Ser. 304, Class C37, IO, 3 1/2s, 2027	3,682,123	434,564
Ser. 4210, Class PI, IO, 3s, 2041	3,392,012	396,441
Ser. T-57, Class 1AX, IO, 0.004s, 2043	1,840,029	21,640
Ser. 4077, Class TO, PO, zero %, 2041	1,425,896	1,124,533
Ser. 3300, PO, zero %, 2037	92,683	86,659
FRB Ser. 3326, Class WF, zero %, 2035	2,345	2,274

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036	143,419	274,439
IFB Ser. 06-8, Class HP, 23.859s, 2036	323,463	527,312
IFB Ser. 07-53, Class SP, 23.492s, 2037	219,207	322,262
IFB Ser. 08-24, Class SP, 22.576s, 2038	256,114	384,174
IFB Ser. 05-122, Class SE, 22.425s, 2035	347,801	501,051
IFB Ser. 05-83, Class QP, 16.892s, 2034	251,055	331,408
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042	5,609,943	860,285
IFB Ser. 10-99, Class NS, IO, 6.407s, 2039	2,828,260	358,850
IFB Ser. 404, Class S13, IO, 6.207s, 2040	5,146,713	861,302
IFB Ser. 10-35, Class SG, IO, 6.207s, 2040	3,693,131	630,344
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042	8,132,966	1,138,859
IFB Ser. 09-100, Class SA, IO, 6.007s, 2039	1,341,497	116,543
IFB Ser. 12-105, Class S, IO, 5.857s, 2042	1,904,290	338,011
IFB Ser. 10-46, Class WS, IO, 5.557s, 2040	2,369,222	292,480
Ser. 374, Class 6, IO, 5 1/2s, 2036	632,181	86,836
Ser. 12-132, Class PI, IO, 5s, 2042	9,281,098	1,674,310
Ser. 398, Class C5, IO, 5s, 2039	404,060	41,618
Ser. 10-13, Class EI, IO, 5s, 2038	229,326	9,136
Ser. 378, Class 19, IO, 5s, 2035	1,596,836	223,560
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	7,272,059	1,213,561
Ser. 409, Class 81, IO, 4 1/2s, 2040	5,836,994	1,036,921
Ser. 409, Class 82, IO, 4 1/2s, 2040	3,677,112	632,004

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 366, Class 22, IO, 4 1/2s, 2035	$707,653	$56,874
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	3,050,460	304,497
Ser. 13-44, Class PI, IO, 4s, 2043	2,917,347	490,479
Ser. 12-96, Class PI, IO, 4s, 2041	1,465,385	229,069
Ser. 406, Class 2, IO, 4s, 2041	3,573,021	597,409
Ser. 406, Class 1, IO, 4s, 2041	2,435,437	424,740
Ser. 409, Class C16, IO, 4s, 2040	4,042,632	674,283
Ser. 13-13, Class PI, IO, 3 1/2s, 2042	2,394,445	417,352
Ser. 13-35, Class IP, IO, 3s, 2042	3,622,739	451,710
Ser. 13-53, Class JI, IO, 3s, 2041	3,723,885	549,273
Ser. 13-23, Class PI, IO, 3s, 2041	4,393,864	503,537
Ser. 03-W10, Class 1, IO, 1.261s, 2043	643,775	24,695
Ser. 00-T6, IO, 0.747s, 2030	1,727,732	36,714
Ser. 99-51, Class N, PO, zero %, 2029	20,755	19,875

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.884s, 2041	2,703,584	2,821,595
IFB Ser. 10-151, Class SL, IO, 6.508s, 2039	1,523,423	248,653
IFB Ser. 10-163, Class SI, IO, 6.437s, 2037	4,780,362	681,202
IFB Ser. 10-35, Class CS, IO, 6.278s, 2040	4,232,668	761,889
IFB Ser. 10-67, Class SE, IO, 6.258s, 2040	1,443,308	249,389
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042	4,209,000	802,320
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040	2,399,020	434,930
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043 Δ	2,689,000	416,795
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035	756,154	70,133
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040	2,483,138	408,278
IFB Ser. 12-77, Class MS, IO, 5.908s, 2042	2,275,361	564,745
IFB Ser. 11-128, Class TS, IO, 5.858s, 2041	2,177,438	445,939
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040	1,328,621	218,797
IFB Ser. 10-151, Class SA, 5.858s, 2040	1,320,042	217,543
IFB Ser. 10-61, Class SJ, IO, 5.858s, 2040	3,144,629	447,449
IFB Ser. 11-70, Class SM, IO, 5.698s, 2041	3,437,000	845,399
IFB Ser. 11-70, Class SH, IO, 5.698s, 2041	3,530,000	869,510
IFB Ser. 10-43, Class KS, IO, 5.558s, 2040	3,022,757	415,025
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040	3,678,474	558,286
IFB Ser. 10-37, Class SG, IO, 5.508s, 2040	2,641,842	398,231
IFB Ser. 10-115, Class BS, IO, 5.208s, 2040	4,234,697	600,522
Ser. 13-22, Class OI, IO, 5s, 2043	3,638,229	666,248
Ser. 13-3, Class IT, IO, 5s, 2043	3,246,570	594,526
Ser. 13-6, Class IC, IO, 5s, 2043	2,242,118	411,294
Ser. 12-146, Class IO, IO, 5s, 2042	5,157,871	872,454
Ser. 10-35, Class UI, IO, 5s, 2040	2,991,202	558,510
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	7,270,521	1,303,335
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	1,459,035	279,974
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	4,286,256	826,819
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	506,245	86,720
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	12,936,973	2,470,401
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	1,265,002	170,839
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	6,040,858	807,421
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	1,710,517	188,088
Ser. 13-38, Class LI, IO, 4s, 2043	4,686,066	952,911
Ser. 12-47, Class CI, IO, 4s, 2042	4,737,453	832,750
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	8,687,227	1,419,754
Ser. 13-28, Class IO, IO, 3 1/2s, 2043	3,178,881	468,885
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	5,697,114	894,219
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	3,934,199	631,045
Ser. 11-70, PO, zero %, 2041	5,725,283	4,512,336
Ser. 06-36, Class OD, PO, zero %, 2036	6,200	5,807

Structured Asset Securities Corp. IFB Ser. 07-4,
Class 1A3, IO, 5.987s, 2045	3,988,846	698,048

		62,195,838

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED SECURITIES (44.0%)* cont.		Principal amount	Value

Commercial mortgage-backed securities (15.6%)
Banc of America Commercial Mortgage Trust
FRB Ser. 05-6, Class G, 5.358s, 2047 F		$829,000	$746,015
Ser. 05-4, Class C, 5.147s, 2045 F		927,000	871,303

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class J, 6 1/8s, 2036		12,737	11,209
Ser. 01-1, Class K, 6 1/8s, 2036		263,575	114,421
Ser. 07-5, Class XW, IO, 0.532s, 2051		37,682,277	413,525

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050		746,000	708,700
FRB Ser. 06-PW12, Class AJ, 5.941s, 2038		730,000	728,166
FRB Ser. 06-PW11, Class AJ, 5.611s, 2039		155,000	161,127
FRB Ser. 05-T20, Class C, 5.296s, 2042		800,000	770,160
Ser. 05-PWR7, Class B, 5.214s, 2041		923,000	945,805
Ser. 05-PWR9, Class C, 5.055s, 2042 F		499,000	474,007
Ser. 05-PWR9, Class AJ, 4.985s, 2042 F		229,000	237,199

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049		779,000	724,998

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 12-GC8, Class D, 5.041s, 2045 F		501,000	486,500

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
FRB Ser. 07-CD5, Class E, 6.323s, 2044		578,000	552,713
Ser. 07-CD5, Class XS, IO, 0.065s, 2044		24,845,477	108,315

Comm Mortgage Trust 144A FRB Ser. 13-LC6,
Class D, 4.434s, 2046		1,613,000	1,343,883

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049 F		460,000	501,101
FRB Ser. 04-LB3A, Class E, 5.522s, 2037		852,000	859,242

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046		741,000	656,893
FRB Ser. 13-CR8, Class D, 3.971s, 2046		902,000	701,847
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049 F		1,754,000	1,526,014

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.55s,
2014 (Ireland)	GBP	101,041	136,774
FRB Ser. 05-CT1A, Class D, 1.55s,
2014 (Ireland)	GBP	328,253	419,375

Credit Suisse First Boston Commercial Mortgage
Trust Ser. 05-C5, Class C, 5.1s, 2038		$478,000	489,361

Credit Suisse Mortgage Capital Certificates
Ser. 06-C5, Class AX, IO, 0.29s, 2039 F		28,683,704	503,975

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		448,858	18,403

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class G, 5.881s, 2035		2,558,000	2,569,708
Ser. 02-CP5, Class M, 5 1/4s, 2035		259,378	15,511

Deutsche Bank-UBS Commercial Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.626s, 2044		1,053,000	1,008,038

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031		226,150	226,150

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.073s, 2020		2,100,289	42,006

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035		351,000	212,684

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C4, Class AJ, 5.471s, 2045		385,000	361,900

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class B, 4.965s, 2041		561,000	481,759

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class H, 5.944s, 2039		5,849	5,845

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class D, 4.986s, 2042	$1,053,000	$1,038,616

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C2, Class G, 5.567s, 2036	1,090,000	1,106,682

GS Mortgage Securities Trust Ser. 05-GG4,
Class AJ, 4.782s, 2039 F	2,872,000	2,921,810

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045 F	865,000	914,231
FRB Ser. 11-GC3, Class D, 5.728s, 2044	431,000	423,617
FRB Ser. GC10, Class D, 4.563s, 2046 F	498,000	463,031
Ser. 05-GG4, Class XC, IO, 0.924s, 2039	80,225,522	882,481

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.193s, 2030
(Cayman Islands)	308,936	196,175

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051 F	775,500	801,441
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045	1,059,000	1,060,757
Ser. 06-LDP6, Class AJ, 5.565s, 2043 F	1,508,000	1,594,469
FRB Ser. 05-LDP3, Class D, 5.366s, 2042	974,000	891,405
FRB Ser. 04-CBX, Class B, 5.021s, 2037	316,000	312,657
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	807,000	718,513
FRB Ser. 05-LDP2, Class C, 4.911s, 2042	665,000	633,014
FRB Ser. 13-C10, Class D, 4.3s, 2047	825,000	660,955

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051	704,000	684,217
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051	1,004,000	925,186
FRB Ser. 11-C3, Class E, 5.725s, 2046 F	547,000	588,156
FRB Ser. 12-LC9, Class E, 4.575s, 2047	1,257,000	1,037,848
Ser. 07-CB20, Class X1, IO, 0.196s, 2051	48,879,496	451,158

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,062,915	1,073,544
Ser. 98-C4, Class J, 5.6s, 2035	379,000	410,457

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039 F	600,000	578,918
Ser. 06-C6, Class E, 5.541s, 2039 F	900,000	813,800

LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 03-C7, Class K, 5.817s, 2037 F	1,040,000	1,015,975

Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class JS, IO, 2.388s, 2028	61,031	6

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.441s, 2051 F	575,000	597,765
FRB Ser. 07-C1, Class A3, 6.038s, 2050	51,000	53,148
Ser. 05-MCP1, Class D, 5.023s, 2043 F	454,000	453,194

Merrill Lynch/Countrywide Financial Corp.
Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.239s, 2049 F	1,888,000	1,849,813

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.896s, 2049	1,413,260	35,331

Morgan Stanley BA/ML Trust 144A Ser. 13-C10,
Class D, 4.219s, 2046	684,000	553,370

Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044	1,320,000	1,332,595
FRB Ser. 06-HQ8, Class B, 5.677s, 2044 F	2,160,000	2,031,662
Ser. 04-IQ8, Class C, 5.3s, 2040 F	1,680,000	1,737,235

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,112,748	1,068,238

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.677s, 2044 F	513,000	474,463
Ser. 07-HQ11, Class C, 5.558s, 2044 F	588,000	538,649

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A FRB
Ser. 04-HQ3, Class K, 6.082s, 2041	$533,000	$540,995

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.391s, 2043	1,196,000	1,229,703

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	457,993	68,699

UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C3, Class D, 5.123s, 2049	481,000	445,153

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.217s, 2045 F	3,205,000	3,275,283
FRB Ser. 07-C34, Class AJ, 6.166s, 2046	483,000	458,705
FRB Ser. 06-C25, Class AJ, 5.919s, 2043	735,000	757,418
FRB Ser. 05-C20, Class B, 5.415s, 2042	1,922,000	1,987,844
Ser. 07-C34, IO, 0.502s, 2046	13,251,533	160,344

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C8, Class H, 5 5/8s, 2035	1,526,000	1,452,294

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045	688,000	645,860
FRB Ser. 12-C9, Class D, 4.963s, 2045	858,000	750,750

		64,950,762
Residential mortgage-backed securities (non-agency) (13.4%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2,
Class 1A1, 2.704s, 2036	1,263,816	1,105,839

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036	520,000	523,900
Ser. 06-2, Class 2A13, 6s, 2036	987,576	997,451
FRB Ser. 06-G, Class 2A5, 0.472s, 2036	625,363	542,502

Banc of America Mortgage Securities Ser. 05-11,
Class 1A10, 6s, 2035	850,000	816,000

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	184,794	107,181
Ser. 13-RR1, Class 3A3, 15.491s, 2037	438,526	363,976
Ser. 13-RR1, Class 2A4, 10.827s, 2036	640,000	635,200
Ser. 13-RR1, Class 9A4, 10.451s, 2036	310,000	311,550
Ser. 13-RR1, Class 3A2, 4s, 2037	441,564	445,980
Ser. 13-RR1, Class 4A2, 4s, 2037	482,436	481,230
Ser. 12-RR10, Class 8A2, 4s, 2036	391,577	389,619
FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035	1,270,000	1,041,400

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 16.35s, 2036	618,538	451,533
FRB Ser. 12-RR12, Class 2A3, 13.88s, 2035	386,276	359,237
FRB Ser. 12-RR12, Class 1A3, 12.788s, 2037	346,405	218,235
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037	240,356	141,810
FRB Ser. 13-RR2, Class 3A2, 9.049s, 2036	440,000	413,600
FRB Ser. 10-RR12, Class 6A1, 5.998s, 2037	1,430,389	1,494,756
Ser. 12-RR11, Class 9A2, 4s, 2037	1,171,745	1,168,816
Ser. 12-RR12, Class 3A2, 4s, 2037	853,472	849,205
Ser. 12-RR11, Class 4A2, 4s, 2037	697,390	695,647
Ser. 12-RR12, Class 1A2, 4s, 2037	283,325	282,617
Ser. 12-RR11, Class 3A2, 4s, 2036	207,682	207,162
Ser. 12-RR12, Class 2A2, 4s, 2035	343,389	342,531
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	452,321	451,190
Ser. 12-RR11, Class 11A2, 2.6s, 2036	307,615	189,183
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035	1,060,000	816,836
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046	36,474,971	1,219,632
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047	41,711,378	1,693,482

Bear Stearns Adjustable Rate Mortgage Trust FRB
Ser. 06-1, Class A1, 2.37s, 2036	503,115	480,475

MORTGAGE-BACKED SECURITIES (44.0%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.068s, 2034		$34,783	$2,459

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR4, Class 1A1A, 5.606s, 2037		1,046,224	946,832

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 9.574s, 2037		500,000	469,900
FRB Ser. 11-12, Class 2A2, 0.563s, 2035		1,160,000	916,400

Countrywide Alternative Loan Trust FRB
Ser. 06-HY11, Class A1, 0.313s, 2036		606,698	420,138

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.718s, 2038		800,000	668,000
FRB Ser. 09-13R, Class 5A2, 0.973s, 2035		500,000	450,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2,
IO, PO, 2.484s, 2044		6,140,127	326,194

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.05s, 2043
(United Kingdom)	GBP	328,968	491,337
FRB Ser. 03-2, Class 2C1, 2.76s, 2043
(United Kingdom)	EUR	880,000	1,124,833

Green Tree Financial Corp. Ser. 95-F, Class B2,
7.1s, 2021		$3,789	3,708

GSR Mortgage Loan Trust FRB Ser. 05-AR4,
Class 3A5, 2.648s, 2035		500,000	457,850

JPMorgan Mortgage Trust FRB Ser. 07-A1,
Class 3A4, 2.858s, 2035		610,640	479,079

Lavender Trust 144A Ser. 10-RR2A, Class A3,
6 1/4s, 2036		430,000	452,575

MLCC Mortgage Investors, Inc. Ser. 04-A,
Class XA2, IO, 1.242s, 2029		8,326,205	364,688

Mortgage IT Trust FRB Ser. 05-3, Class A2,
0.543s, 2035		628,890	512,545

Nomura Resecuritization Trust 144A FRB
Ser. 11-2RA, Class 1A2, 5.195s, 2046		1,805,319	1,710,539

Residential Accredit Loans, Inc. Ser. 05-QR1,
Class A, 6s, 2034		2,028,031	2,088,872

Structured Asset Mortgage Investments, Inc. FRB
Ser. 04-AR7, Class B1, 1.092s, 2035		684,319	417,434

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.638s, 2037		3,046,253	2,475,080
FRB Ser. 04-AR14, Class B1, 2.436s, 2035		900,040	522,023
Ser. 05-AR17, Class X, IO, PO, 1.645s, 2045		8,879,023	499,445
Ser. 04-AR10, Class X, IO, PO, 1.628s, 2044		2,866,013	143,301
Ser. 05-AR11, Class X, IO, PO, 1.526s, 2045		15,825,038	811,824
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045		15,084,743	778,373
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046		2,197,226	1,818,204
FRB Ser. 06-AR1, Class 2A1C, 1.238s, 2046		2,287,198	1,280,831
FRB Ser. 06-AR3, Class A1B, 1.168s, 2046		1,268,054	893,978
Ser. 06-AR11, Class 2XPP, IO, PO, 0.911s, 2046		6,151,763	161,176
FRB Ser. 05-AR19, Class A1C3, 0.693s, 2045		2,557,074	2,020,088
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045 F		1,938,677	1,066,396
FRB Ser. 05-AR8, Class 2AC2, 0.653s, 2045		1,566,338	1,221,744
FRB Ser. 05-AR11, Class A1B2, 0.643s, 2045		947,206	824,069
FRB Ser. 05-AR13, Class A1B2, 0.623s, 2045		1,178,037	1,019,002
FRB Ser. 05-AR17, Class A1B2, 0.603s, 2045		975,749	809,872
FRB Ser. 05-AR19, Class A1C4, 0.593s, 2045		864,325	663,370
FRB Ser. 05-AR11, Class A1B3, 0.593s, 2045		1,813,764	1,596,112
FRB Ser. 05-AR8, Class 2AC3, 0.583s, 2045		558,447	435,589
FRB Ser. 05-AR1, Class A3, 0.553s, 2045		617,379	546,380
FRB Ser. 05-AR19, Class A1B3, 0.543s, 2045		512,941	441,129
FRB Ser. 05-AR6, Class 2AB3, 0.463s, 2045		524,223	461,316

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038	$1,188,506	$1,209,305
Ser. 07-12, Class A7, 5 1/2s, 2037	411,126	421,404
Ser. 07-5, Class 1A1, 5 1/2s, 2037	1,297,093	1,342,491
FRB Ser. 05-AR6, Class B1, 4.997s, 2035	605,622	551,116

		55,554,776

Total mortgage-backed securities (cost $177,363,024)		$182,701,376

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (41.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, November 20, 2038	$541,697	$610,033
3 1/2s, TBA, July 1, 2043	7,000,000	7,187,032

		7,797,065
U.S. Government Agency Mortgage Obligations (39.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4s, August 1, 2042 Δ	2,921,663	3,022,761
3 1/2s, with due dates from September 1, 2042
to April 1, 2043	1,949,045	1,979,741

Federal National Mortgage Association
Pass-Through Certificates
5s, February 1, 2037	62,936	67,762
4 1/2s, August 1, 2039	245,800	260,308
4s, TBA, July 1, 2043	20,000,000	20,842,188
3 1/2s, with due dates from March 1, 2043 to
May 1, 2043	14,938,729	15,075,720
3 1/2s, TBA, July 1, 2043	60,000,000	60,937,500
3 1/2s, TBA, June 1, 2043	35,000,000	35,589,257
3s, TBA, July 1, 2043	28,000,000	27,378,750

		165,153,987
Total U.S. government and agency mortgage
obligations (cost $176,756,539)		$172,951,052

U.S. TREASURY OBLIGATIONS (0.4%)*	Principal amount	Value

U.S. Treasury Notes
1/4s, July 15, 2015 i	$1,545,000	$1,542,466
1/4s, September 15, 2015 i	305,000	303,994

Total U.S. treasury obligations (cost $1,846,460)		$1,846,460

CORPORATE BONDS AND NOTES (34.9%)*	Principal amount	Value

Basic materials (2.8%)
ArcelorMittal sr. unsec. bonds 10.35s, 2019
(France)	$75,000	$88,996

ArcelorMittal sr. unsec. unsub. notes 7 1/2s,
2039 (France)	90,000	85,500

Ashland, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	140,000	138,600

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022	255,000	252,450

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016	515,000	517,575

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018	417,000	442,020

Axiall Corp. 144A company guaranty sr. unsec.
notes 4 7/8s, 2023	20,000	19,000

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	105,000	106,050

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	135,000	131,963

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Basic materials cont.
Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)		$250,000	$265,000

Cemex Finance, LLC 144A company
guaranty sr. bonds 9 1/2s, 2016 (Mexico)		475,000	502,313

Eagle Spinco, Inc. 144A company
guaranty sr. unsec. notes 4 5/8s, 2021		250,000	240,000

Edgen Murray Corp. 144A company
guaranty sr. notes 8 3/4s, 2020		130,000	129,350

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		368,000	380,880

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)		140,000	144,200

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		275,000	277,063

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		247,000	243,295

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)		118,000	114,755

Grohe Holding GmbH 144A company
company guaranty sr. FRN notes 4.209s,
2017 (Germany)	EUR	218,000	283,473

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 10 1/2s, 2021		$113,000	116,673

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020		406,000	470,960

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		190,000	192,375

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		270,000	269,325

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018		180,000	183,600

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC 144A company
guaranty sr. notes 8 7/8s, 2018		93,000	94,860

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		387,000	424,733

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020		225,000	222,188

IAMGOLD Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020 (Canada)		81,000	68,445

Ineos Finance PLC 144A company
guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		70,000	74,025

INEOS Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (Luxembourg)	EUR	155,615	205,094

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		$330,000	370,425

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020		216,000	235,440

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		285,000	320,256

LyondellBasell Industries NV sr. unsec.
unsub. notes 5 3/4s, 2024		300,000	329,900

LyondellBasell Industries NV sr. unsec.
unsub. notes 5s, 2019		540,000	587,572

Momentive Performance Materials, Inc.
company guaranty notes 9 1/2s, 2021	EUR	175,000	182,231

Momentive Performance Materials, Inc. company
guaranty sr. notes 10s, 2020		$26,000	27,040

Momentive Performance Materials, Inc. company
guaranty sr. notes 8 7/8s, 2020		100,000	104,250

New Gold, Inc. 144A sr. unsec. notes 6 1/4s,
2022 (Canada)		110,000	105,325

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		205,000	219,863

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Basic materials cont.
Nufarm Australia Ltd. 144A company
guaranty sr. notes 6 3/8s, 2019 (Australia)		$74,000	$75,665

Orion Engineered Carbons Bondco GmbH 144A company
guaranty sr. notes 9 5/8s, 2018 (Germany)		21,000	22,733

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)		215,000	215,000

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023		175,000	172,375

PQ Corp. 144A sr. notes 8 3/4s, 2018		170,000	173,825

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020		170,000	184,025

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A
company guaranty sr. notes 9s, 2017		177,000	179,655

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		158,000	166,888

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		145,000	140,650

SGL Carbon SE company guaranty sr.
sub. FRN notes Ser. EMTN, 1.453s,
2015 (Germany)	EUR	182,000	233,228

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2022		$40,000	42,200

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2019		55,000	58,163

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2023		25,000	24,625

TPC Group, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020		180,000	184,050

Tronox Finance, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2020		273,000	257,303

USG Corp. sr. unsec. notes 9 3/4s, 2018		178,000	202,030

Weekley Homes, LLC/Weekley Finance Corp. 144A
sr. unsec. notes 6s, 2023		70,000	68,775

			11,568,253
Capital goods (2.2%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		330,000	336,600

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019		508,000	566,420

ARD Finance SA sr. notes Ser. REGS,
11 1/8s, 2018 (Luxembourg) ‡‡	EUR	117,631	162,052

ARD Finance SA 144A sr. notes
11 1/8s, 2018 (Luxembourg) ‡‡	EUR	124,648	171,718

Ardagh Packaging Finance PLC sr. notes
Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	190,000	258,512

Ardagh Packaging Finance PLC/Ardagh
MP Holdings USA, Inc. 144A sr. unsec.
notes 7s, 2020 (Ireland)		$200,000	192,000

B/E Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		398,000	429,840

B/E Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022		180,000	180,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023		44,000	40,590

Berry Plastics Corp. company
guaranty notes 9 1/2s, 2018		116,000	126,150

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021		33,000	37,290

BOE Merger Corp. 144A sr. unsec.
notes 9 1/2s, 2017 ‡‡		135,000	136,350

Bombardier, Inc. 144A sr. notes 6 1/8s,
2023 (Canada)		125,000	124,063

Bombardier, Inc. 144A sr. notes 4 1/4s,
2016 (Canada)		148,000	150,960

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		382,000	420,200

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Capital goods cont.
Consolidated Container Co. LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec. notes 10 1/8s, 2020		$36,000	$37,800

Crown Americas LLC/Crown Americas Capital Corp.
IV 144A company guaranty sr. unsec.
notes 4 1/2s, 2023		155,000	146,088

Crown Euro Holdings SA 144A sr.
notes 7 1/8s, 2018 (France)	EUR	60,000	82,694

Delphi Corp. company guaranty sr. unsec.
unsub. notes 5s, 2023		$185,000	189,625

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)		250,000	261,250

Exide Technologies sr. notes 8 5/8s,
2018 (In default) †		73,000	44,530

GrafTech International, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2020		242,000	243,815

KION Finance SA 144A sr. notes 6 3/4s,
2020 (Luxembourg)	EUR	100,000	139,569

Kratos Defense & Security Solutions, Inc.
company guaranty sr. notes 10s, 2017		$405,000	433,350

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)		469,000	596,486

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022		248,000	248,000

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023		90,000	84,150

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		27,000	29,430

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		402,000	397,980

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017		155,000	161,588

Rexam PLC unsec. sub. FRB bonds 6 3/4s,
2067 (United Kingdom)	EUR	110,000	146,722

Rexel SA 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019 (France)		$400,000	417,000

Reynolds Group Issuer, Inc. Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 7 7/8s, 2019		200,000	218,000

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020		130,000	130,975

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019		200,000	214,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9s, 2019		110,000	113,575

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		200,000	214,000

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020		195,000	208,650

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		55,000	56,100

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021		270,000	274,050

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017		280,000	301,700

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018		291,000	306,278

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount	Value

Capital goods cont.
TransDigm, Inc. 144A sr. unsec.
sub. notes 7 1/2s, 2021	$50,000	$51,125

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021	190,000	189,050

		9,270,825
Communication services (4.6%)
Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	282,000	320,070

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	66,000	71,940

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	33,000	35,475

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	162,000	169,290

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	125,000	118,750

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 5 1/8s, 2023	85,000	79,688

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	228,000	241,680

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	50,000	50,500

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2020	71,000	72,953

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	23,000	23,029

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2017	100,000	104,250

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	469,000	498,313

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020	140,000	134,400

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	90,000	96,075

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023	170,000	163,200

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	200,000	215,500

CyrusOne LP/CyrusOne Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022	55,000	56,375

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)	443,000	460,720

DISH DBS Corp. company guaranty notes 7 1/8s, 2016	171,000	185,108

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	155,000	164,688

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018	330,000	323,400

Equinix, Inc. sr. unsec. notes 7s, 2021	175,000	189,875

Frontier Communications Corp. sr. unsec.
notes 9 1/4s, 2021	80,000	91,400

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018	912,000	1,003,200

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	60,000	60,000

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019	277,000	293,620

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021	337,000	358,063

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)	500,000	520,000

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	189,000	198,450

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 6 5/8s, 2022 (Bermuda)	105,000	101,850

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Communication services cont.
Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 8 1/8s, 2023
(Luxembourg)		$224,000	$231,280

Intelsat Luxembourg SA 144A sr. unsec.
notes 7 3/4s, 2021 (Luxembourg)		509,000	514,090

Intelsat Luxembourg SA 144A sr. unsec.
notes 6 3/4s, 2018 (Luxembourg)		320,000	322,400

Kabel Deutschland GmbH 144A sr. bonds
6 1/2s, 2018 (Germany)	EUR	140,000	194,072

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019		$169,000	182,520

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020		184,000	195,960

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019		50,000	52,500

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020		26,000	25,935

Lynx I Corp. 144A sr. notes 6s, 2021	GBP	290,000	436,665

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		$71,000	76,325

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		416,000	443,040

MetroPCS Wireless, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 5/8s, 2023		297,000	302,198

MetroPCS Wireless, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/4s, 2021		258,000	262,515

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016 (Mexico)		177,000	171,690

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 8 7/8s, 2019 (Mexico)		16,000	13,520

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021 (Mexico)		64,000	49,440

NII International Telecom Sarl 144A company
guaranty sr. unsec. notes 11 3/8s, 2019
(Luxembourg)		70,000	74,900

NII International Telecom Sarl 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg)		125,000	118,438

PAETEC Holding Corp. company guaranty
sr. unsec. notes 9 7/8s, 2018		215,000	237,575

Phones4U Finance PLC 144A sr.
notes 9 1/2s, 2018 (United Kingdom)	GBP	240,000	372,328

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		$221,000	215,475

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	59,200

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	165,485

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		78,000	84,435

SBA Telecommunications, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020		70,000	70,175

Sprint Capital Corp. company guaranty 6 7/8s, 2028		182,000	174,720

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		922,000	1,034,945

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		174,000	183,570

Sprint Nextel Corp. sr. unsec.
unsub. notes 9 1/8s, 2017		210,000	241,500

Sprint Nextel Corp. sr. unsec. unsub.
notes 7s, 2020		134,000	140,700

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018		531,000	619,943

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Communication services cont.
Sunrise Communications International
SA 144A company guaranty sr. notes 7s,
2017 (Luxembourg)	EUR	100,000	$136,743

Telenet Finance V Luxembourg SCA 144A
bonds 6 3/4s, 2024 (Luxembourg)	EUR	365,000	479,796

Telenet Finance V Luxembourg SCA 144A
bonds 6 1/4s, 2022 (Luxembourg)	EUR	110,000	143,980

Unitymedia GmbH company
guaranty sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	400,000	571,565

Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH sr.
notes 7 1/2s, 2019 (Germany)	EUR	175,000	241,889

Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH 144A
company guaranty sr. notes 8 1/8s,
2017 (Germany)	EUR	106,568	146,028

Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH 144A
company guaranty sr. notes 5 1/8s,
2023 (Germany)	EUR	445,000	545,024

UPC Holdings BV bonds 8 3/8s, 2020
(Netherlands)	EUR	421,000	581,181

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	195,975

Virgin Media Finance PLC company
guaranty sr. unsec. bonds 8 7/8s, 2019
(United Kingdom)	GBP	50,000	82,651

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018		$80,000	85,500

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019		265,000	275,600

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019		406,000	431,375

Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 3/8s,
2018 (Luxembourg)	EUR	445,000	578,574

Windstream Corp. company guaranty sr.
unsec. notes 6 3/8s, 2023		$110,000	102,850

Windstream Corp. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2018		80,000	85,200

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2017		363,000	398,393

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 3/4s, 2021		149,000	154,215

			18,905,940
Consumer cyclicals (5.5%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019		35,000	38,763

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015		24,000	12,000

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		566,000	427,330

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015		138,000	106,260

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020		212,000	240,090

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014		297,000	296,258

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		105,000	109,463

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	$360,000	$401,400

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	70,000	73,500

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 8 1/8s, 2016	75,000	81,938

Beazer Homes USA, Inc. 144A company
guaranty sr. unsec. notes 7 1/4s, 2023	264,000	266,640

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	131,000	131,000

Bon-Ton Department Stores, Inc. (The) 144A
notes 8s, 2021	60,000	60,975

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)	270,000	272,025

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	120,000	118,460

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	140,000	149,450

Building Materials Corp. 144A sr. notes 7s, 2020	255,000	271,575

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	150,000	159,375

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	185,000	204,425

Burlington Holdings, LLC/Burlington Holding
Finance, Inc. 144A sr. unsec. notes 9s, 2018 ‡‡	80,000	82,000

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	180,000	108,000

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	105,000	109,331

Caesars Entertainment Operating Co., Inc. 144A
company guaranty sr. notes 9s, 2020	699,000	667,545

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	100,000	109,000

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	125,000	120,000

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	98,000	94,570

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2022	100,000	105,500

Chrysler Group, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021	210,000	231,788

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	60,000	65,100

Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2023	30,000	28,800

CityCenter Holdings LLC/CityCenter Finance Corp.
company guaranty notes 10 3/4s, 2017 ‡‡	434,410	469,163

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	180,000	171,000

Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2019	318,000	308,460

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	252,000	260,820

Clear Channel Worldwide Holdings, Inc.
144A company guaranty sr. unsec. unsub.
notes 6 1/2s, 2022	145,000	149,350

CST Brands, Inc. 144A company guaranty
sr. unsec. notes 5s, 2023	160,000	156,000

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		$213,000	$208,208

FelCor Lodging LP company guaranty sr.
notes 10s, 2014 R		90,000	97,200

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R		405,000	423,225

FelCor Lodging LP company
guaranty sr. notes 5 5/8s, 2023 R		60,000	58,350

Ford Motor Credit Co., LLC sr. unsec.
notes 5s, 2018		520,000	554,540

General Motors Financial Co., Inc. 144A
sr. unsec. notes 4 1/4s, 2023		85,000	79,156

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020		160,000	163,200

Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes 6 5/8s,
2022 (Canada)	CAD	335,000	329,174

Grupo Televisa, S.A.B sr. unsec. notes 6s,
2018 (Mexico)		$130,000	146,950

Grupo Televisa, S.A.B sr. unsec.
unsub. notes Ser. EMTN, 7 1/4s,
2043 (Mexico)	MXN	3,500,000	229,373

Hanesbrands, Inc. company guaranty
sr. unsec. notes 6 3/8s, 2020		$241,000	256,966

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		115,000	122,188

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		120,000	122,400

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018		263,000	291,273

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021		135,000	128,925

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020		165,000	172,425

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		475,000	499,938

ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	338,000	447,437

Jeld-Wen Escrow Corp. 144A sr.
notes 12 1/4s, 2017		$403,000	459,420

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		95,000	97,613

K Hovnanian Enterprises, Inc. 144A company
guaranty notes 9 1/8s, 2020		65,000	71,175

K Hovnanian Enterprises, Inc. 144A
sr. notes 7 1/4s, 2020		145,000	156,600

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		375,000	406,875

L Brands, Inc. sr. notes 5 5/8s, 2022		105,000	106,313

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		70,000	71,925

Lear Corp. 144A company guaranty sr. unsec.
notes 4 3/4s, 2023		245,000	232,750

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		255,000	270,938

Lennar Corp. 144A company guaranty sr. unsec.
notes 5s, 2022		90,000	85,500

Lottomatica Group SpA sub. FRN notes Ser.
REGS, 8 1/4s, 2066 (Italy)	EUR	338,000	456,474

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016		$115,000	130,963

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †		320,000	19,200

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)		$156,000	$168,090

Mattamy Group Corp. 144A sr. unsec.
notes 6 1/2s, 2020 (Canada)		175,000	171,500

MGM Resorts International company
guaranty sr. unsec. notes 7 5/8s, 2017		400,000	437,000

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016		85,000	90,950

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020		155,000	160,425

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022		140,000	151,550

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		50,000	51,500

Michaels Stores, Inc. company
guaranty notes 11 3/8s, 2016		124,000	129,271

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019 ‡‡		691,867	723,001

Navistar International Corp. sr. notes 8 1/4s, 2021		352,000	345,840

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019		355,000	362,100

New Academy Finance Co., LLC/New Academy
Finance Corp. 144A sr. unsec. notes 8s, 2018 ‡‡		50,000	51,000

Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020		110,000	113,300

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018		38,000	40,850

Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. notes 4 1/2s, 2020		122,000	115,290

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018		380,000	412,300

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021		149,000	159,430

Owens Corning company guaranty sr. unsec.
notes 9s, 2019		123,000	151,290

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019		60,000	65,700

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022		200,000	204,000

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		140,000	150,500

Petco Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2017 ‡‡		90,000	90,900

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019		70,000	73,850

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023		90,000	86,400

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021		90,000	84,375

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019		69,000	74,520

RSI Home Products, Inc. 144A company
guaranty notes 6 7/8s, 2018		170,000	172,125

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		211,000	225,770

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		381,000	405,765

Schaeffl er Finance BV 144A company
guaranty sr. notes 8 3/4s, 2019
(Netherlands)	EUR	355,000	512,915

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021		$85,000	81,600

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022		$90,000	$90,000

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022		25,000	24,250

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021		160,000	154,400

Spectrum Brands Escrow Corp. 144A sr. unsec.
notes 6 5/8s, 2022		15,000	15,900

Spectrum Brands Escrow Corp. 144A sr. unsec.
notes 6 3/8s, 2020		15,000	15,788

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020		145,000	152,794

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		45,000	43,538

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021		85,000	80,750

Tempur-Pedic International, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020		53,000	55,915

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		148,000	153,735

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016		286,000	265,980

Travelport, LLC/Travelport Holdings, Inc. 144A
company guaranty sr. unsec.
unsub. notes 13 7/8s, 2016 ‡‡		193,500	197,854

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		340,000	385,050

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021		65,000	64,838

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		122,000	129,625

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		8,000	8,660

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019		265,000	278,250

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 7 5/8s, 2018		473,000	515,570

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡		180,000	184,950

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		452,000	477,425

			22,912,407
Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2015	BRL	1,400,000	632,907

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019		$65,000	70,688

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023		95,000	91,675

B&G Foods, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2021		120,000	114,600

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		256,000	285,440

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		239,000	250,950

Claire’s Stores, Inc. 144A company
guaranty sr. notes 6 1/8s, 2020		65,000	63,538

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		275,000	302,500

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		60,000	56,250

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Consumer staples cont.
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		$250,000	$284,063

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	123,338

Corrections Corp. of America 144A sr. unsec.
notes 4 5/8s, 2023 R		60,000	58,800

Corrections Corp. of America 144A sr. unsec.
notes 4 1/8s, 2020 R		50,000	48,875

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		167,000	181,613

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		160,000	177,600

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		225,000	240,750

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	303,000	452,009

ESAL GmbH 144A company guaranty sr.
unsec. notes 6 1/4s, 2023 (Brazil)		$200,000	182,098

Hawk Acquisition Sub, Inc. 144A sr.
notes 4 1/4s, 2020		280,000	267,750

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		95,000	101,888

Hertz Corp. (The) company guaranty sr. unsec.
notes 6 1/4s, 2022		40,000	41,750

Hertz Corp. (The) company guaranty sr. unsec.
notes 5 7/8s, 2020		50,000	51,500

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	215,000	291,995

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)		$83,000	86,943

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)		460,000	463,450

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		130,000	134,550

Landry’s Inc. 144A sr. unsec. notes 9 3/8s, 2020		60,000	62,850

Libbey Glass, Inc. company
guaranty sr. notes 6 7/8s, 2020		224,000	234,640

Post Holdings, Inc. company guaranty sr. unsec.
notes 7 3/8s, 2022		115,000	123,050

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		295,000	314,175

Revlon Consumer Products Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2021		290,000	282,750

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020		300,000	331,125

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020		75,000	83,063

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022		190,000	203,300

Spectrum Brands Holdings, Inc. company
guaranty sr. notes 9 1/2s, 2018		502,000	549,690

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022		196,000	212,170

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019		574,000	632,835

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		91,000	95,323

			8,182,491
Energy (6.9%)
Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		165,000	167,063

Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021		182,000	184,730

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Energy cont.
Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		$339,000	$314,423

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		165,000	131,588

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019		182,000	146,055

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		397,000	446,093

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 7 3/8s, 2021		247,000	245,765

Atlas Pipeline Partners LP/Atlas Pipeline
Finance Corp. 144A company
guaranty sr. notes 6 5/8s, 2020		80,000	80,200

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020		65,000	67,438

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		200,000	210,500

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018		404,000	432,280

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020		195,000	216,450

Chesapeake Energy Corp. company
guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	55,000	74,589

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		$600,000	663,000

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023		60,000	60,750

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022		300,000	319,500

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		130,000	128,700

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022		116,000	114,840

Connacher Oil and Gas, Ltd. 144A notes
8 3/4s, 2018 (Canada)	CAD	295,000	158,482

Connacher Oil and Gas, Ltd. 144A notes
8 1/2s, 2019 (Canada)		$114,000	64,980

CONSOL Energy, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2020		173,000	181,218

CONSOL Energy, Inc. company guaranty sr.
unsec. notes 8s, 2017		982,000	1,033,555

Continental Resources, Inc. company
guaranty sr. unsec. notes 5s, 2022		440,000	447,700

Continental Resources, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2023		90,000	87,525

Continental Resources, Inc./OK company
guaranty sr. unsec. unsub. notes 7 1/8s, 2021		94,000	103,400

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		505,000	535,300

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 7 1/8s, 2022		85,000	86,488

CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 7 1/8s, 2021		125,000	122,500

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020		240,000	259,200

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021		43,000	44,828

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018		526,000	491,810

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021		140,000	140,350

Forbes Energy Services Ltd. company
guaranty sr. unsec. notes 9s, 2019		200,000	197,000

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount	Value

Energy cont.
FTS International Services, LLC/FTS International
Bonds, Inc. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	$161,000	$167,038

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)	335,000	357,261

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)	240,000	256,800

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)	690,000	841,324

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 8.146s, 2018 (Russia)	149,000	172,755

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	500,000	529,800

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	267,000	262,995

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	386,000	390,825

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	520,000	504,400

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017	20,000	21,250

Hercules Offshore, Inc. 144A sr. unsec.
notes 8 3/4s, 2021	90,000	90,000

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	130,000	133,900

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	158,000	151,680

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	70,000	75,950

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2022	85,000	89,250

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019	253,000	278,300

Linn Energy LLC/Linn Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6 1/4s, 2019	315,000	300,038

Lone Pine Resources Canada, Ltd. company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)	104,000	74,880

Lukoil International Finance BV 144A
company guaranty sr. unsec. unsub. bonds
6.656s, 2022 (Russia)	430,000	467,625

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	329,000	326,121

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	141,000	136,770

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	300,000	217,500

National JSC Naftogaz of Ukraine govt.
guaranty unsec. notes 9 1/2s, 2014 (Ukraine)	335,000	331,707

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	100,000	99,750

Northern Oil and Gas, Inc. company
guaranty sr. unsec. notes 8s, 2020	310,000	313,100

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	140,000	145,600

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	250,000	260,238

Offshore Group Investment, Ltd. 144A company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	185,000	181,763

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	315,000	349,650

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	26,000	26,065

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount	Value

Energy cont.
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)	$380,000	$399,000

Pertamina Persero PT 144A sr. unsec.
notes 4 7/8s, 2022 (Indonesia)	200,000	191,500

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	404,000	383,800

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)	450,000	517,874

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	202,000	201,506

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 8s, 2013 (Venezuela)	400,000	400,000

Petroleos de Venezuela SA company guaranty
sr. unsec. notes 5 1/4s, 2017 (Venezuela)	3,210,000	2,607,547

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)	265,000	159,175

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	830,000	779,735

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)	1,605,000	1,411,726

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)	1,965,000	1,800,431

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8s, 2013 (Venezuela)	425,000	425,000

Petroleos Mexicanos company guaranty unsec.
unsub. notes 8s, 2019 (Mexico)	680,000	822,800

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 5/8s, 2021	185,000	195,852

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	210,000	225,225

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	100,000	97,750

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	173,000	186,840

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 5/8s, 2021	70,000	68,338

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020	95,000	95,950

Samson Investment Co. 144A sr. unsec. notes 10s, 2020	535,000	563,756

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021	116,000	110,780

Seven Generations Energy Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)	75,000	74,625

Shelf Drilling Holdings Ltd. 144A
sr. notes 8 5/8s, 2018	210,000	218,400

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	115,000	120,463

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	130,000	136,500

Suburban Propane Partners LP/Suburban Energy
Finance Corp. sr. unsec. notes 7 3/8s, 2021	179,000	186,160

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	220,000	224,950

Williams Cos., Inc. (The) notes 7 3/4s, 2031	69,000	80,588

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	102,000	123,131

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	240,000	246,000

		28,568,037
Financials (4.8%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019	121,000	116,160

Air Lease Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2020	110,000	106,425

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017	215,000	222,525

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	195,000	208,605

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Financials cont.
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015		$405,000	$436,388

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		790,000	910,475

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2068		185,000	225,700

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2023 (Brazil)		240,000	231,600

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)		1,055,000	1,031,366

Boparan Holdings, Ltd. 144A company
guaranty sr. unsec. unsub. notes 9 7/8s, 2018
(United Kingdom)	GBP	185,000	303,182

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		$82,000	86,510

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023		99,000	93,803

CIT Group, Inc. sr. unsec. notes 5s, 2022		440,000	436,700

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		175,000	179,156

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018		275,000	297,000

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019		215,000	221,988

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019		230,000	220,225

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	250,938

Dresdner Funding Trust I 144A bonds 8.151s, 2031		336,000	337,260

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019		427,000	433,405

HSBC Capital Funding LP/Jersey bank guaranty
jr. unsec. sub. FRB bonds 5.13s, perpetual
maturity (Jersey)	EUR	208,000	275,790

Hub International Ltd. 144A company
guaranty sr. notes 8 1/8s, 2018		$43,000	44,828

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		525,000	551,250

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019		70,000	72,100

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022		255,000	253,088

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015		99,000	100,485

International Lease Finance Corp. sr. unsec.
unsub. notes 4 5/8s, 2021		85,000	78,200

International Lease Finance Corp. sr. unsec.
unsub. notes 3 7/8s, 2018		220,000	206,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s,
2018 R		145,000	150,438

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN
notes 8s, perpetual maturity (United Kingdom)		115,000	116,294

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		375,000	393,292

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	108,120

MPT Operating Partnership LP/MPT Finance
Corp. company guaranty sr. unsec. unsub.
notes 6 3/8s, 2022 R		145,000	152,250

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		103,000	109,180

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 9 5/8s, 2019		105,000	117,600

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Financials cont.
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020		$100,000	$106,000

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	259,200

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/2s, 2020		265,000	263,675

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/8s, 2017		243,000	243,608

Onex USI Acquisition Corp. 144A sr. unsec.
notes 7 3/4s, 2021		264,000	260,700

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		140,000	155,750

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	174,694

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		235,000	234,413

RBS Capital Trust III bank guaranty jr. unsec.
sub. notes 5.512s, perpetual maturity
(United Kingdom)		300,000	219,000

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB bonds 7.092s, perpetual maturity
(United Kingdom)	EUR	400,000	441,259

Royal Bank of Scotland Group PLC jr. sub. FRN
notes Ser. MTN, 7.64s, perpetual maturity
(United Kingdom)		$300,000	267,000

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 5.298s, 2017 (Russia)		900,000	917,269

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Russia)		250,000	259,397

Sberbank of Russia Via SB Capital SA 144A
sr. notes 4.95s, 2017 (Russia)		650,000	672,425

Springleaf Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017		345,000	338,531

Springleaf Finance Corp. 144A sr. unsec.
notes 6s, 2020		100,000	89,500

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	224,598

UBS AG/Jersey Branch jr. unsec. sub. FRB
bonds 4.28s, perpetual maturity (Jersey)	EUR	133,000	170,550

UBS AG/Jersey Branch jr. unsec. sub.
FRN notes Ser. EMTN, 7.152s, perpetual
maturity (Jersey)	EUR	200,000	279,855

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	241,965

Vnesheconombank Via VEB Finance PLC
144A bank guaranty, sr. unsec. unsub.
bonds 6.8s, 2025 (Russia)		255,000	271,575

VTB Bank OJSC 144A jr. unsec. sub. FRN
notes 9 1/2s, perpetual maturity (Russia)		1,000,000	1,058,970

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)		400,000	426,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,648,000	1,746,880

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		1,498,000	1,595,370

			19,997,310
Health care (2.5%)
Acadia Healthcare Co., Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021		125,000	125,000

AmSurg Corp. company guaranty sr. unsec.
unsub. notes 5 5/8s, 2020		165,000	165,000

Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019		193,000	206,028

CORPORATE BONDS AND NOTES (34.9%)* cont.		Principal amount	Value

Health care cont.
Bayer AG jr. unsec. sub. bonds FRB 5s,
2105 (Germany)	EUR	156,000	$211,096

Biomet, Inc. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		$285,000	293,728

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017		225,000	238,500

Capsugel FinanceCo SCA 144A company
guaranty sr. unsec. notes 9 7/8s, 2019	EUR	260,000	374,103

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018		$205,000	208,075

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019		100,000	106,375

ConvaTec Healthcare E SA 144A sr.
notes 7 3/8s, 2017 (Luxembourg)	EUR	100,000	137,207

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$614,000	670,795

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019		291,000	309,188

Endo Health Solutions, Inc. company
guaranty sr. unsec. notes 7s, 2019		170,000	171,700

Envision Healthcare Holdings, Inc. 144A
sr. unsec. notes 9 1/4s, 2017 ‡‡		260,000	263,250

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019		205,000	213,200

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	248,625

HCA, Inc. sr. notes 6 1/2s, 2020		1,046,000	1,132,295

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		74,000	81,770

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		420,000	436,275

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019		202,000	203,894

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		112,000	113,960

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡		105,000	109,725

Jaguar Holding Co. II/ Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019		180,000	198,900

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018		242,000	259,545

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty sr. unsec. notes 12 1/2s, 2019		160,000	165,000

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		255,000	277,313

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R		152,000	161,880

Priory Group No. 3 PLC 144A company
guaranty sr. notes 7s, 2018
(United Kingdom)	GBP	406,000	624,687

Rottapharm Ltd. 144A sr. unsec. notes
6 1/8s, 2019 (Ireland)	EUR	145,000	188,633

Service Corp. International/US 144A sr. unsec.
notes 5 3/8s, 2022		$90,000	89,775

Service Corp. International/US sr. notes 7s, 2019		105,000	111,038

Sky Growth Acquisition Corp. 144A company
guaranty sr. unsec. notes 7 3/8s, 2020		309,000	316,725

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019		280,000	296,800

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017		335,000	345,050

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015		175,770	175,770

16 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Health care cont.
Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		$215,000	$226,825

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018		255,000	268,388

Tenet Healthcare Corp. 144A company
guaranty sr. notes 4 1/2s, 2021		60,000	55,950

Tenet Healthcare Corp. 144A company
guaranty sr. notes 4 3/8s, 2021		185,000	169,738

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020		40,000	40,800

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018		100,000	102,500

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020		40,000	39,500

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017		40,000	41,400

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s,
2018 (Canada)		255,000	261,375

			10,437,381
Technology (1.1%)
Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		148,000	112,110

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		378,000	341,145

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡		30,000	30,375

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		351,000	355,826

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		50,000	55,500

Ceridian Corp. 144A sr. unsec. notes 11s, 2021		20,000	22,000

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019		106,000	108,650

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021		435,000	460,013

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021		279,000	284,580

First Data Corp. 144A company
guaranty sr. notes 8 7/8s, 2020		105,000	114,450

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019		135,000	138,713

First Data Corp. 144A company guaranty sr. unsec.
notes 11 1/4s, 2021		170,000	169,575

First Data Corp. 144A company guaranty sr. unsec.
sub. notes 11 3/4s, 2021		170,000	153,000

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020		51,000	56,100

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018		167,000	181,195

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019		70,000	75,863

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020		440,000	457,600

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	164,881

Softbank Corp. 144A sr. unsec. notes 4 1/2s,
2020 (Japan)		230,000	221,039

SunGard Data Systems, Inc. 144A company
guaranty sr. sub. notes 6 5/8s, 2019		145,000	145,725

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		203,000	215,180

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019		257,000	274,348

Techem Energy Metering Service GmbH 144A
sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	230,000	316,408

			4,454,276

CORPORATE BONDS AND NOTES (34.9%)* cont.	Principal amount		Value

Transportation (0.4%)
Aguila 3 SA company guaranty sr. notes
Ser. REGS, 7 7/8s, 2018 (Luxembourg)	CHF	668,000	$721,359

Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018		$249,000	268,298

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018		485,000	535,925

Watco Cos., LLC/Watco Finance Corp.
144A company guaranty sr. unsec.
notes 6 3/8s, 2023		175,000	174,125

			1,699,707
Utilities and power (2.1%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		720,000	810,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		180,000	197,550

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023		85,000	79,263

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		203,000	220,255

Calpine Corp. 144A sr. notes 7 1/4s, 2017		536,000	558,780

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037		290,000	321,611

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019		555,000	694

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	309,840

El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	444,113

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020		331,000	362,445

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 12 1/4s, 2022		120,000	132,600

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A sr. notes 10s, 2020		1,050,000	1,147,125

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		402,000	439,185

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019		95,000	101,650

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022		70,000	74,900

EP Energy/EP Energy Finance, Inc. sr. unsec.
notes 9 3/8s, 2020		365,000	411,538

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A
sr. unsec. notes 8 1/8s, 2017 ‡‡		135,576	138,965

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		80,000	74,329

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		381,000	419,100

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	72,150

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		845,000	923,830

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		800,000	854,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		150,000	175,744

Regency Energy Partners company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		155,000	152,675

Regency Energy Partners 144A company
guaranty sr. unsec. notes 4 1/2s, 2023		120,000	108,600

Tennessee Gas Pipeline Co., LLC sr. unsec.
unsub. debs. 7s, 2028		65,000	78,941

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020		119,000	88,953

Vattenfall AB jr. unsec. sub. FRB bonds
5 1/4s, perpetual maturity (Sweden)	EUR	156,000	212,642

			8,911,478

Total corporate bonds and notes (cost $142,197,861)			$144,908,105

Putnam VT Diversified Income Fund 17

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina)		$314,525	$169,843

Argentina (Republic of) sr. unsec. bonds 7s,
2017 (Argentina)		2,270,000	1,730,875

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013 (Argentina)		461,000	470,220

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		4,315,000	3,738,948

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		2,981,147	1,609,819

Brazil (Federal Republic of) unsec. notes
10s, 2017 (Brazil)	units	1,350	620,415

Brazil (Federal Republic of) unsub. notes
10s, 2014 (Brazil)	units	1,080	509,019

Chile (Republic of) notes 5 1/2s,
2020 (Chile)	CLP	235,500,000	491,192

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		$360,000	376,650

Export-Import Bank of Korea 144A sr. unsec.
unsub. notes 5.1s, 2013 (India)	INR	31,500,000	526,650

Ghana (Republic of) 144A unsec. notes
8 1/2s, 2017 (Ghana)		$930,000	974,501

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2042 (Greece) ††	EUR	213,000	115,567

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2041 (Greece) ††	EUR	153,000	83,184

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2040 (Greece) ††	EUR	213,000	114,668

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2039 (Greece) ††	EUR	333,000	179,548

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2038 (Greece) ††	EUR	1,203,000	650,922

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2037 (Greece) ††	EUR	283,000	153,826

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2036 (Greece) ††	EUR	553,000	301,911

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2035 (Greece) ††	EUR	773,000	423,690

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2034 (Greece) ††	EUR	463,000	252,594

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2033 (Greece) ††	EUR	213,000	116,798

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2032 (Greece) ††	EUR	493,000	270,630

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2031 (Greece) ††	EUR	93,000	51,029

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2030 (Greece) ††	EUR	1,383,000	764,861

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2029 (Greece) ††	EUR	153,000	$85,699

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2028 (Greece) ††	EUR	773,000	441,832

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2027 (Greece) ††	EUR	153,000	89,527

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2026 (Greece) ††	EUR	653,000	391,040

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2025 (Greece) ††	EUR	2,173,000	1,356,484

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2024 (Greece) ††	EUR	203,000	132,392

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 2s
(3s, 2/24/15), 2023 (Greece) ††	EUR	933,000	639,317

Hungary (Government of) sr. unsec.
unsub. notes 4 1/8s, 2018 (Hungary)		$480,000	467,806

Indonesia (Republic of) 144A sr. unsec.
notes 3 3/8s, 2023 (Indonesia)		285,000	246,400

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		575,000	611,208

International Bank for Reconstruction &
Development sr. disc. unsec.
unsub. notes Ser. GDIF, 5 1/4s, 2014
(Supra-Nation)	RUB	13,350,000	400,448

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)		$695,000	576,850

Ireland (Republic of) unsec. bonds 5 1/2s,
2017 (Ireland)	EUR	1,920,000	2,759,905

Poland (Government of) sr. unsec. bonds 5s,
2022 (Poland)		$430,000	462,250

Portugal (Republic of) sr. unsec.
unsub. bonds 4.35s, 2017 (Portugal)	EUR	570,000	714,088

Russia (Federation of) 144A sr. notes 5 5/8s,
2042 (Russia)		$1,200,000	1,249,212

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)		235,000	240,022

Russia (Federation of) 144A sr. unsec.
unsub. bonds 7 1/2s, 2030 (Russia)		1,446,473	1,694,182

Russia (Federation of) 144A unsec. notes
3 1/4s, 2017 (Russia)		200,000	205,470

Serbia (Republic of) 144A sr. unsec.
bonds 4 7/8s, 2020 (Serbia)		250,000	233,992

Spain (Kingdom of) sr. unsec. bonds 5 1/2s,
2017 (Spain)	EUR	570,000	799,923

Sri Lanka (Republic of) 144A notes 7.4s,
2015 (Sri Lanka)		$240,000	251,746

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017 (Turkey)		1,230,000	1,434,660

Turkey (Republic of) unsec. bonds 6s,
2041 (Turkey)		975,000	979,875

Ukraine (Government of) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s,
2017 (Ukraine)		275,000	253,000

Ukraine (Government of) 144A sr. unsec.
bonds 7.95s, 2014 (Ukraine)		400,000	395,996

18 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)* cont.		Principal amount	Value

Ukraine (Government of) 144A sr. unsec.
notes 9 1/4s, 2017 (Ukraine)		$1,805,000	$1,796,627

Ukraine (Government of) 144A sr. unsec.
notes 7.8s, 2022 (Ukraine)		475,000	422,750

United Mexican States sr. unsec. notes
5 3/4s, 2110 (Mexico)		220,000	200,750

United Mexican States unsec. bonds 6 1/2s,
2022 (Mexico)	MXN	46,092,000	3,716,152

United Mexican States unsec. bonds
Ser. M20, 10s, 2024 (Mexico)	MXN	32,535,000	3,332,732

Venezuela (Republic of) sr. unsec. bonds 7s,
2038 (Venezuela)		$265,000	177,518

Venezuela (Republic of) 144A unsec.
bonds 13 5/8s, 2018 (Venezuela)		1,215,000	1,270,829

Total foreign government and agency bonds
and notes (cost $45,364,227)			$42,728,042

SENIOR LOANS (1.3%)* [c]		Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan
FRN 7 5/8s, 2018 ‡‡		$250,000	$245,000

Ardent Medical Services, Inc. bank term loan FRN
6 3/4s, 2018		169,575	169,787

Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B2, 4 1/4s, 2017		34,095	34,095

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.443s, 2018		1,052,078	927,933

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		302,024	300,892

Chesapeake Energy Corp. bank term loan FRN
Ser. B, 5 3/4s, 2017		283,000	285,869

Clear Channel Communications, Inc. bank term loan
FRN Ser. D, 6.944s, 2019		569,000	517,612

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 4s, 2018		197,428	196,758

First Data Corp. bank term loan FRN 4.193s, 2018		121,183	117,977

First Data Corp. bank term loan FRN 4.193s, 2017		12,896	12,616

Frac Tech International, LLC bank term loan FRN
Ser. B, 8 1/2s, 2016		241,020	231,896

Golden Nugget, Inc. bank term loan FRN Ser. B,
3.2s, 2014 ‡‡		72,825	70,604

Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.2s, 2014 ‡‡		41,452	40,188

H.J. Heinz Co. bank term loan FRN Ser. B2,
3 1/2s, 2020		180,000	179,798

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R		144,788	146,598

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		65,367	65,585

Neiman Marcus Group, Inc. (The) bank term loan
FRN 4s, 2018		215,000	213,992

Nexeo Solutions, LLC bank term loan FRN Ser. B,
5s, 2017		117,300	114,661

Springleaf Financial Funding Co. bank term loan
FRN Ser. B, 5 1/2s, 2017		91,713	91,742

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.72s, 2017		645,637	450,816

Travelport, LLC bank term loan FRN 9 1/2s, 2016		310,111	316,895

Travelport, LLC bank term loan FRN 8 3/8s, 2016 ‡‡		63,134	62,661

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		165,000	165,560

Univision Communications, Inc. bank term loan FRN
Ser. C1, 4 1/2s, 2020		204,427	202,382

SENIOR LOANS (1.3%)* [c] cont.		Principal amount		Value

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 4 1/2s, 2020			$155,000	$154,640

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			30,576	30,530

Total senior loans (cost $5,508,954)				$5,347,087

PREFERRED STOCKS (0.2%)*			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			438	$416,305

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,855	230,673

M/I Homes, Inc. $2.438 pfd.			5,132	130,866

Total preferred stocks (cost $652,758)				$777,844

CONVERTIBLE PREFERRED STOCKS (0.2%)*			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			10,093	$487,618

United Technologies Corp. $3.75 cv. pfd.			2,800	166,208

Total convertible preferred stocks (cost $616,522)				$653,826

COMMON STOCKS (0.1%)*			Shares	Value

Tribune Co. †			4,609	$262,252

Tribune Co. Class 1C F			402,438	100,609

Trump Entertainment Resorts, Inc. †			71	142

Total common stocks (cost $223,875)				$363,003

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R			$125,000	$148,281

Total convertible bonds and notes (cost $137,058)				$148,281

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Charter Communications,
Inc. Class A	11/30/14	$46.86	37	$2,960

Total warrants (cost $111)				$2,960

SHORT-TERM INVESTMENTS (5.8%)*		Principal amount/shares		Value

Putnam Short Term Investment Fund 0.03% L			7,191,996	$7,191,996

SSgA Prime Money Market Fund 0.03% P			4,980,000	4,980,000

U.S. Treasury Bills with an effective yield
of 0.15%, February 6, 2014 # ##			$1,526,000	1,525,231

U.S. Treasury Bills with an effective yield
of 0.13%, March 6, 2014 # ##			889,000	888,357

U.S. Treasury Bills with an effective yield
of zero % February 6, 2014 [i]			857,000	856,400

U.S. Treasury Bills with an effective yield
of zero % August 22, 2013 [i]			111,000	111,000

U.S. Treasury Bills with effective yields ranging
from 0.13% to 0.14%, January 9, 2014 # ##			492,000	491,836

U.S. Treasury Bills with effective yields ranging
from 0.12% to 0.13%, May 29, 2014 ##			356,000	355,590

U.S. Treasury Bills with effective yields ranging
from 0.10% to 0.17%,
October 17, 2013 # ## §			4,487,000	4,486,291

U.S. Treasury Bills with effective yields ranging
from 0.09% to 0.13%, April 3, 2014 # ##			3,100,000	3,097,387

Total short-term investments (cost $23,981,838)				$23,984,088

Total investments (cost $574,649,227)				$576,412,124

Putnam VT Diversified Income Fund 19

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2013 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $415,222,888.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

Δ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R  Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $144,969,959 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value)

United States	83.7%	Ireland	0.7%

Russia	2.3	Brazil	0.7

Mexico	1.7	Canada	0.6

Venezuela	1.6	Ukraine	0.6

Argentina	1.3	Germany	0.6

Greece	1.2	Other	3.1

United Kingdom	1.0	Total	100.0%

Luxembourg	0.9

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $225,032,750) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	British Pound	Sell	9/18/13	$42,565	$42,918	$353

	Canadian Dollar	Buy	7/17/13	2,155,365	2,215,377	(60,012)

	Canadian Dollar	Sell	7/17/13	2,155,365	2,216,575	61,210

	Chilean Peso	Buy	7/17/13	1,252,740	1,332,491	(79,751)

	Chilean Peso	Sell	7/17/13	1,252,740	1,276,804	24,064

	Euro	Buy	9/18/13	536,462	539,484	(3,022)

	Japanese Yen	Sell	8/22/13	30,333	59,243	28,910

	Peruvian New Sol	Buy	7/17/13	1,551,813	1,669,794	(117,981)

	Peruvian New Sol	Sell	7/17/13	1,551,813	1,628,238	76,425

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $225,032,750) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A. cont.

	Singapore Dollar	Sell	8/22/13	$1,431,132	$1,438,338	$7,206

	South Korean Won	Buy	8/22/13	946,862	958,935	(12,073)

	South Korean Won	Sell	8/22/13	946,862	948,882	2,020

	Swiss Franc	Buy	9/18/13	527,604	541,531	(13,927)

	Swiss Franc	Sell	9/18/13	527,604	526,595	(1,009)

Barclays Bank PLC

	Australian Dollar	Sell	7/17/13	2,549,697	2,652,955	103,258

	Brazilian Real	Sell	7/17/13	416,982	351,252	(65,730)

	British Pound	Sell	9/18/13	1,414,979	1,432,199	17,220

	Canadian Dollar	Sell	7/17/13	1,082,245	1,090,275	8,030

	Chilean Peso	Buy	7/17/13	1,878,260	1,968,982	(90,722)

	Chilean Peso	Sell	7/17/13	1,878,260	1,924,541	46,281

	Euro	Sell	9/18/13	4,462,922	4,511,115	48,193

	Indonesian Rupiah	Sell	8/22/13	315,283	278,512	(36,771)

	Japanese Yen	Sell	8/22/13	465,065	469,964	4,899

	Malaysian Ringgit	Buy	8/22/13	1,507,022	1,594,713	(87,691)

	Malaysian Ringgit	Sell	8/22/13	1,507,022	1,545,173	38,151

	Mexican Peso	Sell	7/17/13	1,451,188	1,462,747	11,559

	New Taiwan Dollar	Buy	8/22/13	326,186	330,990	(4,804)

	New Taiwan Dollar	Sell	8/22/13	326,186	328,298	2,112

	Norwegian Krone	Buy	9/18/13	1,038,829	1,038,679	150

	Norwegian Krone	Sell	9/18/13	1,006,438	1,062,953	56,515

	Polish Zloty	Sell	9/18/13	149,343	151,028	1,685

	Russian Ruble	Buy	9/18/13	210,721	216,003	(5,282)

	Russian Ruble	Sell	9/18/13	210,721	214,350	3,629

	Singapore Dollar	Sell	8/22/13	2,377,487	2,382,186	4,699

	Swedish Krona	Buy	9/18/13	1,097,645	1,137,947	(40,302)

	Swedish Krona	Sell	9/18/13	1,097,645	1,119,342	21,697

	Swiss Franc	Sell	9/18/13	2,933,921	2,930,130	(3,791)

Citibank, N.A.

	Australian Dollar	Buy	7/17/13	2,247,314	2,763,165	(515,851)

	Brazilian Real	Sell	7/17/13	628,778	591,521	(37,257)

	British Pound	Sell	9/18/13	995,258	1,000,889	5,631

	Canadian Dollar	Buy	7/17/13	1,047,171	1,103,241	(56,070)

	Euro	Buy	9/18/13	2,113,687	2,124,168	(10,481)

	Japanese Yen	Sell	8/22/13	728,470	838,762	110,292

	Mexican Peso	Buy	7/17/13	638,602	639,694	(1,092)

	Mexican Peso	Sell	7/17/13	638,602	640,292	1,690

	South African Rand	Buy	7/17/13	930,445	975,598	(45,153)

	South African Rand	Sell	7/17/13	930,445	984,434	53,989

	Swedish Krona	Buy	9/18/13	84,225	86,102	(1,877)

	Swedish Krona	Sell	9/18/13	84,225	83,461	(764)

	Swiss Franc	Sell	9/18/13	2,068,884	2,066,638	(2,246)

	Thai Baht	Buy	8/22/13	995,501	1,052,183	(56,682)

	Thai Baht	Sell	8/22/13	995,501	1,020,926	25,425

	Turkish Lira	Sell	9/18/13	312,156	316,095	3,939

Credit Suisse International

	Australian Dollar	Buy	7/17/13	54,995	182,233	(127,238)

	Brazilian Real	Buy	7/17/13	1,417,095	1,526,934	(109,839)

	Brazilian Real	Sell	7/17/13	1,417,095	1,473,103	56,008

	British Pound	Buy	9/18/13	914,993	922,899	(7,906)

	Canadian Dollar	Buy	7/17/13	5,307,524	5,491,561	(184,037)

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $225,032,750) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.

	Canadian Dollar	Sell	7/17/13	$5,307,524	$5,462,979	$155,455

	Chilean Peso	Buy	7/17/13	1,567,040	1,652,931	(85,891)

	Chilean Peso	Sell	7/17/13	1,567,040	1,604,057	37,017

	Chinese Yuan	Buy	8/22/13	1,402,542	1,392,875	9,667

	Chinese Yuan	Sell	8/22/13	1,402,542	1,395,966	(6,576)

	Czech Koruna	Sell	9/18/13	610,380	621,942	11,562

	Euro	Sell	9/18/13	697,531	695,000	(2,531)

	Indonesian Rupiah	Buy	8/22/13	325,382	330,927	(5,545)

	Indonesian Rupiah	Sell	8/22/13	325,382	325,608	226

	Japanese Yen	Buy	8/22/13	3,013,704	3,004,924	8,780

	Mexican Peso	Sell	7/17/13	801,927	817,206	15,279

	New Taiwan Dollar	Buy	8/22/13	326,186	329,461	(3,275)

	New Taiwan Dollar	Sell	8/22/13	326,186	328,298	2,112

	Norwegian Krone	Buy	9/18/13	355,766	429,973	(74,207)

	Philippine Peso	Buy	8/22/13	716,247	753,816	(37,569)

	Philippine Peso	Sell	8/22/13	716,247	731,497	15,250

	Polish Zloty	Buy	9/18/13	944,341	980,348	(36,007)

	Polish Zloty	Sell	9/18/13	944,341	968,251	23,910

	Russian Ruble	Buy	9/18/13	148,843	152,557	(3,714)

	Russian Ruble	Sell	9/18/13	148,843	151,383	2,540

	South African Rand	Buy	7/17/13	1,245,072	1,280,747	(35,675)

	South African Rand	Sell	7/17/13	1,245,072	1,292,857	47,785

	Swedish Krona	Sell	9/18/13	1,389,588	1,440,126	50,538

	Swiss Franc	Buy	9/18/13	1,176,726	1,154,202	22,524

	Turkish Lira	Sell	9/18/13	312,156	316,276	4,120

Deutsche Bank AG

	Australian Dollar	Sell	7/17/13	1,366,111	1,429,946	63,835

	Brazilian Real	Buy	7/17/13	917,574	977,383	(59,809)

	Brazilian Real	Sell	7/17/13	917,574	953,701	36,127

	British Pound	Sell	9/18/13	1,118,849	1,128,443	9,594

	Canadian Dollar	Sell	7/17/13	361,097	390,168	29,071

	Euro	Sell	9/18/13	1,935,040	1,946,516	11,476

	Japanese Yen	Buy	8/22/13	1,046,721	980,880	65,841

	Mexican Peso	Buy	7/17/13	4,406,968	4,622,439	(215,471)

	Mexican Peso	Sell	7/17/13	4,406,968	4,592,323	185,355

	Norwegian Krone	Buy	9/18/13	125,872	131,328	(5,456)

	Norwegian Krone	Sell	9/18/13	125,872	125,980	108

	Polish Zloty	Buy	9/18/13	396,900	403,072	(6,172)

	Polish Zloty	Sell	9/18/13	396,900	407,145	10,245

	Swedish Krona	Buy	9/18/13	436,754	457,455	(20,701)

	Swiss Franc	Buy	9/18/13	1,082,859	1,089,712	(6,853)

	Swiss Franc	Sell	9/18/13	1,082,859	1,081,244	(1,615)

Goldman Sachs International

	British Pound	Sell	9/18/13	549,391	554,174	4,783

	Canadian Dollar	Sell	7/17/13	106,457	89,075	(17,382)

	Euro	Sell	9/18/13	3,365,909	3,383,643	17,734

	Japanese Yen	Sell	8/22/13	630,660	740,982	110,322

	Norwegian Krone	Buy	9/18/13	269,394	269,650	(256)

	Norwegian Krone	Sell	9/18/13	269,394	281,019	11,625

HSBC Bank USA, National Association

	Australian Dollar	Sell	7/17/13	2,397,957	2,492,802	94,845

	British Pound	Sell	9/18/13	1,078,868	1,088,020	9,152

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $225,032,750) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	Canadian Dollar	Sell	7/17/13	$1,391,539	$1,413,103	$21,564

	Euro	Sell	9/18/13	2,620,070	2,613,509	(6,561)

	Indian Rupee	Sell	8/22/13	515,802	535,710	19,908

	Indonesian Rupiah	Sell	8/22/13	315,283	300,969	(14,314)

	Japanese Yen	Buy	8/22/13	2,516,465	2,491,764	24,701

	Norwegian Krone	Buy	9/18/13	1,078,822	1,068,995	9,827

	Philippine Peso	Buy	8/22/13	319,697	336,598	(16,901)

	Philippine Peso	Sell	8/22/13	319,697	323,072	3,375

	Polish Zloty	Buy	9/18/13	311,925	324,020	(12,095)

	Polish Zloty	Sell	9/18/13	311,925	320,826	8,901

	Russian Ruble	Buy	9/18/13	412,438	419,798	(7,360)

	Russian Ruble	Sell	9/18/13	412,438	422,666	10,228

	South African Rand	Buy	7/17/13	930,445	975,224	(44,779)

	South African Rand	Sell	7/17/13	930,445	984,015	53,570

	Swedish Krona	Buy	9/18/13	1,016,904	1,057,971	(41,067)

	Thai Baht	Buy	8/22/13	316,320	334,077	(17,757)

	Thai Baht	Sell	8/22/13	316,320	321,354	5,034

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/17/13	2,676,405	3,233,582	(557,177)

	Brazilian Real	Sell	7/17/13	411,489	379,273	(32,216)

	British Pound	Sell	9/18/13	1,244,415	1,255,145	10,730

	Canadian Dollar	Sell	7/17/13	1,666,140	1,689,053	22,913

	Chilean Peso	Buy	7/17/13	1,573,968	1,656,431	(82,463)

	Chilean Peso	Sell	7/17/13	1,573,968	1,593,309	19,341

	Chinese Yuan	Buy	8/22/13	857,889	851,436	6,453

	Chinese Yuan	Sell	8/22/13	857,889	853,686	(4,203)

	Czech Koruna	Sell	9/18/13	610,380	620,912	10,532

	Euro	Sell	9/18/13	3,165,257	3,168,653	3,396

	Japanese Yen	Sell	8/22/13	1,773,570	1,876,196	102,626

	Malaysian Ringgit	Buy	8/22/13	1,141,701	1,181,812	(40,111)

	Malaysian Ringgit	Sell	8/22/13	1,141,701	1,170,952	29,251

	Mexican Peso	Sell	7/17/13	1,824,876	1,841,923	17,047

	New Taiwan Dollar	Buy	8/22/13	326,186	329,285	(3,099)

	New Taiwan Dollar	Sell	8/22/13	326,186	328,519	2,333

	Norwegian Krone	Buy	9/18/13	1,512,291	1,534,170	(21,879)

	Polish Zloty	Buy	9/18/13	67,992	76,132	(8,140)

	Russian Ruble	Sell	9/18/13	34,333	30,833	(3,500)

	Singapore Dollar	Sell	8/22/13	2,377,487	2,374,185	(3,302)

	South African Rand	Buy	7/17/13	320,461	317,962	2,499

	South African Rand	Sell	7/17/13	320,461	316,825	(3,636)

	South Korean Won	Buy	8/22/13	949,455	961,289	(11,834)

	South Korean Won	Sell	8/22/13	949,455	952,056	2,601

	Swedish Krona	Buy	9/18/13	1,048,864	1,061,133	(12,269)

	Swedish Krona	Sell	9/18/13	1,048,864	1,068,608	19,744

	Swiss Franc	Sell	9/18/13	521,353	520,559	(794)

State Street Bank and Trust Co.

	Australian Dollar	Sell	7/17/13	1,377,987	1,422,589	44,602

	Brazilian Real	Sell	7/17/13	431,230	382,724	(48,506)

	British Pound	Sell	9/18/13	1,052,721	1,065,606	12,885

	Canadian Dollar	Sell	7/17/13	118,528	91,050	(27,478)

	Chilean Peso	Sell	7/17/13	585,403	528,455	(56,948)

	Colombian Peso	Buy	7/17/13	1,276,932	1,337,659	(60,727)

Putnam VT Diversified Income Fund 23

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $225,032,750) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Colombian Peso	Sell	7/17/13	$1,276,932	$1,296,927	$19,995

	Czech Koruna	Sell	9/18/13	610,380	621,039	10,659

	Euro	Buy	9/18/13	301,174	321,325	(20,151)

	Japanese Yen	Sell	8/22/13	2,402,140	2,485,114	82,974

	Mexican Peso	Sell	7/17/13	677,894	659,188	(18,706)

	Norwegian Krone	Buy	9/18/13	378,077	400,471	(22,394)

	Polish Zloty	Buy	9/18/13	321,480	327,996	(6,516)

	Polish Zloty	Sell	9/18/13	321,480	332,046	10,566

	Singapore Dollar	Sell	8/22/13	2,532,846	2,531,218	(1,628)

	South Korean Won	Buy	8/22/13	629,068	628,245	823

	South Korean Won	Sell	8/22/13	629,068	619,864	(9,204)

	Swedish Krona	Buy	9/18/13	1,135,396	1,160,302	(24,906)

	Swiss Franc	Buy	9/18/13	757,185	754,843	2,342

UBS AG

	Australian Dollar	Sell	7/17/13	1,468,245	1,413,609	(54,636)

	British Pound	Sell	9/18/13	549,847	554,515	4,668

	Canadian Dollar	Sell	7/17/13	41,252	53,077	11,825

	Chilean Peso	Buy	7/17/13	1,256,069	1,312,605	(56,536)

	Chilean Peso	Sell	7/17/13	1,256,069	1,281,216	25,147

	Euro	Sell	9/18/13	121,225	120,704	(521)

	Japanese Yen	Sell	8/22/13	817,305	874,325	57,020

	Mexican Peso	Sell	7/17/13	1,286,214	1,276,722	(9,492)

	New Taiwan Dollar	Buy	8/22/13	660,998	673,537	(12,539)

	New Taiwan Dollar	Sell	8/22/13	660,998	666,061	5,063

	Norwegian Krone	Buy	9/18/13	798,018	835,705	(37,687)

	Philippine Peso	Buy	8/22/13	630,560	660,748	(30,188)

	Philippine Peso	Sell	8/22/13	630,560	645,060	14,500

	Polish Zloty	Buy	9/18/13	623,880	648,071	(24,191)

	Polish Zloty	Sell	9/18/13	623,880	642,357	18,477

	Russian Ruble	Sell	9/18/13	198,307	199,141	834

	Singapore Dollar	Sell	8/22/13	2,377,486	2,369,673	(7,813)

	Swedish Krona	Sell	9/18/13	1,029,601	1,057,991	28,390

	Swiss Franc	Sell	9/18/13	3,492,037	3,486,862	(5,175)

WestPac Banking Corp.

	Australian Dollar	Buy	7/17/13	867,409	1,102,272	(234,863)

	British Pound	Sell	9/18/13	386,429	391,787	5,358

	Canadian Dollar	Sell	7/17/13	861,348	858,805	(2,543)

	Euro	Sell	9/18/13	2,329,184	2,342,255	13,071

	Japanese Yen	Sell	8/22/13	2,876,233	3,049,413	173,180

	Mexican Peso	Buy	7/17/13	3,514,388	3,676,696	(162,308)

	Mexican Peso	Sell	7/17/13	3,514,388	3,680,547	166,159

Total						$(1,277,949)

24 Putnam VT Diversified Income Fund

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/13/	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Short)	2	$216,547	Sep-13	$6,732

Canadian Government Bond
10 yr (Long)	32	3,998,403	Sep-13	(143,737)

Euro-Bobl 5 yr (Long)	9	1,466,699	Sep-13	(8,344)

Euro-Bund 10 yr (Short)	34	6,263,121	Sep-13	76,632

Euro-Buxl 30 yr (Short)	11	1,840,454	Sep-13	22,381

Japanese Government Bond
10 yr (Short)	3	4,316,394	Sep-13	14,505

Japanese Government Bond
10 yr Mini (Long)	12	1,725,469	Sep-13	(6,945)

U.K. Gilt 10 yr (Short)	5	850,971	Sep-13	34,740

U.S. Treasury Bond 30 yr
(Long)	65	8,829,844	Sep-13	(12,749)

U.S. Treasury Note 10 yr
(Long)	187	23,667,188	Sep-13	(87,105)

Total				$(103,890)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/13 (proceeds receivable
$84,428,360) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
4s, July 1, 2043	$5,000,000	7/15/13	$5,210,547

Federal National Mortgage Association,
3 1/2s, July 1, 2043	22,000,000	7/15/13	22,343,750

Federal National Mortgage Association,
3 1/2s, June 1, 2043	35,000,000	6/13/13	35,589,257

Federal National Mortgage Association,
3s, July 1, 2043	20,000,000	7/15/13	19,556,250

Total			$82,699,804

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$39,997,300 E	$(426,966)	9/18/23	2.20%	3 month	$1,694,090
					USD-LIBOR-BBA

	38,030,000 E	626,996	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,389,734)

CAD	5,524,000	—	5/1/23	3 month CAD-BA-CDOR	2.135%	(352,619)

CAD	13,692,000	—	4/26/23	2.17%	3 month	828,629
					CAD-BA-CDOR

CAD	2,080,000	—	6/3/23	2.515%	3 month	69,910
					CAD-BA-CDOR

Barclays Bank PLC
	$1,456,000	25,043	6/19/23	3 month USD-LIBOR-BBA	2.00%	(65,556)

	1,820,000	(273)	6/19/15	0.40%	3 month	3,345
					USD-LIBOR-BBA

	39,887,000 E	(15,281)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(1,068,696)

	48,603,000 E	98,178	9/18/15	3 month USD-LIBOR-BBA	0.45%	(40,340)

	309,081,000 E	69,271	9/18/15	0.45%	3 month	950,152
					USD-LIBOR-BBA

	4,694,000 E	54,523	9/18/23	3 month USD-LIBOR-BBA	2.20%	(194,400)

	2,173,000 E	6,615	9/18/43	3.15%	3 month	146,534
					USD-LIBOR-BBA

	35,937,000 E	(233,643)	9/18/23	2.20%	3 month	1,672,097
					USD-LIBOR-BBA

	32,646,000	—	6/5/20	1.78%	3 month	702,927
					USD-LIBOR-BBA

	17,126,000	—	6/5/28	3 month USD-LIBOR-BBA	2.87125%	(586,800)

AUD	5,051,000	—	5/3/23	3.7425%	6 month AUD-BBR-	204,269
					BBSW

AUD	4,266,000	—	5/22/23	3.86%	6 month AUD-BBR-	138,513
					BBSW

EUR	26,987,000	—	10/16/22	1.747%	6 month	104,821
					EUR-EURIBOR-
					REUTERS

EUR	53,658,000 E	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	25,842

EUR	4,839,000	—	5/21/23	1.567%	6 month	236,179
					EUR-EURIBOR-Telerate

EUR	9,407,000	—	5/22/23	6 month EUR-EURIBOR-Telerate	1.595%	(427,185)

Putnam VT Diversified Income Fund 25

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	1,617,000	$—	5/31/23	1.751%	6 month	$43,910
					EUR-EURIBOR-Telerate

EUR	1,695,000	—	6/6/23	1.779%	6 month	41,385
					EUR-EURIBOR-Telerate

GBP	3,732,000	—	8/15/31	3.60%	6 month	(454,178)
					GBP-LIBOR-BBA

GBP	6,108,000	—	5/20/23	1.995%	6 month	446,703
					GBP-LIBOR-BBA

GBP	2,129,000	—	5/29/23	2.091%	6 month	129,170
					GBP-LIBOR-BBA

JPY	434,005,000	—	5/13/23	6 month JPY-LIBOR-BBA	0.7375%	(112,069)

JPY	333,718,000	—	5/24/43	6 month JPY-LIBOR-BBA	1.95%	1,963

JPY	1,115,524,000	—	5/29/43	1.965%	6 month	(84,991)
					JPY-LIBOR-BBA

SEK	11,491,000	—	5/2/23	2.065%	3 month	96,021
					SEK-STIBOR-SIDE

SEK	26,086,000	—	5/10/23	2.195%	3 month	174,106
					SEK-STIBOR-SIDE

SEK	34,120,000	—	5/16/23	2.1835%	3 month	234,512
					SEK-STIBOR-SIDE

Citibank, N.A.
	$6,357,000 E	(67,936)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(477,263)

	28,013,000 E	4,495	9/18/15	0.45%	3 month	84,332
					USD-LIBOR-BBA

	11,482,000 E	16,733	9/18/18	1.15%	3 month	319,972
					USD-LIBOR-BBA

	13,823,000 E	35,285	9/18/23	2.20%	3 month	768,319
					USD-LIBOR-BBA

GBP	4,837,000	—	4/26/23	6 month GBP-LIBOR-BBA	1.815%	(461,047)

PLN	5,226,000	—	1/17/23	3.84%	6 month	34,577
					PLN-WIBOR-WIBO

Credit Suisse International
	$107,019,000 E	50,721	9/18/18	1.15%	3 month	2,877,093
					USD-LIBOR-BBA

	8,137,000 E	13,930	9/18/15	3 month USD-LIBOR-BBA	0.45%	(9,260)

	74,433,500 E	378,308	9/18/23	3 month USD-LIBOR-BBA	2.20%	(3,568,901)

	4,936,900 E	(100,022)	9/18/23	2.20%	3 month	161,782
					USD-LIBOR-BBA

	20,505,000 E	(15,676)	9/18/15	0.45%	3 month	42,764
					USD-LIBOR-BBA

	4,155,000 E	30,611	9/18/43	3.15%	3 month	298,152
					USD-LIBOR-BBA

AUD	7,718,000	—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(235,967)

AUD	4,761,000	—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(197,921)

AUD	4,316,000	—	5/23/23	3.88%	6 month	133,739
					AUD-BBR-BBSW

CAD	3,246,000	—	5/6/23	3 month CAD-BA-CDOR	2.2625%	(173,164)

CAD	3,580,000	—	4/25/23	3 month CAD-BA-CDOR	2.208%	(204,824)

CAD	8,180,000	—	4/29/23	3 month CAD-BA-CDOR	2.15%	(510,144)

CAD	2,723,000	—	6/20/23	3 month CAD-BA-CDOR	2.825%	(22,680)

CHF	5,228,000	—	5/3/23	1.0075%	6 month	244,600
					CHF-LIBOR-BBA

CHF	5,228,000	—	5/3/23	1.01875%	6 month	238,688
					CHF-LIBOR-BBA

26 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
EUR	18,240,000	$—	6/28/14	0.85%	6 month	$(97,723)
					EUR-EURIBOR-
					REUTERS

EUR	15,044,000	—	5/22/23	6 month EUR-EURIBOR-Telerate	1.601%	(672,075)

EUR	3,244,000	—	5/27/23	1.643%	6 month	130,097
					EUR-EURIBOR-Telerate

GBP	3,684,000	—	5/20/23	6 month GBP-LIBOR-BBA	2.0025%	(265,511)

SEK	26,241,000	—	5/2/23	2.07%	3 month	217,519
					SEK-STIBOR-SIDE

SEK	31,497,000	—	5/27/23	3 month SEK-STIBOR-SIDE	2.2275%	(201,036)

SEK	22,999,000	—	6/3/23	3 month SEK-STIBOR-SIDE	2.3475%	(111,228)

Deutsche Bank AG
	$11,879,000 E	(1,164)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(35,019)

	1,704,000 E	(1,229)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(46,232)

	21,126,000 E	9,870	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,110,442)

	95,000 E	331	9/18/43	3.15%	3 month	6,448
					USD-LIBOR-BBA

Goldman Sachs International
	2,365,000 E	(27,505)	9/18/18	1.15%	3 month	34,955
					USD-LIBOR-BBA

	24,513,000	—	5/21/23	3 month USD-LIBOR-BBA	2.077%	(1,283,594)

	12,273,000	—	5/22/23	2.06875%	3 month	652,706
					USD-LIBOR-BBA

	17,778,000 E	133,928	9/18/43	3 month USD-LIBOR-BBA	3.15%	(1,010,798)

	22,170,900 E	(213,450)	9/18/23	2.20%	3 month	962,272
					USD-LIBOR-BBA

	20,880,000 E	1,905	9/18/15	3 month USD-LIBOR-BBA	0.45%	(57,603)

	349,000 E	673	9/18/18	3 month USD-LIBOR-BBA	1.15%	(8,544)

	19,670,900 E	325,539	9/18/23	3 month USD-LIBOR-BBA	2.20%	(717,609)

AUD	4,037,000	—	5/1/23	3.775%	6 month	153,430
					AUD-BBR-BBSW

AUD	15,380,000	—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(458,417)

AUD	2,753,000	—	5/27/23	3.955%	6 month	69,949
					AUD-BBR-BBSW

CAD	4,522,000	—	4/25/23	3 month CAD-BA-CDOR	2.2069%	(259,158)

CAD	6,199,000	—	5/23/23	2.41%	3 month	259,016
					CAD-BA-CDOR

CAD	3,221,000	—	5/30/23	2.534%	3 month	101,934
					CAD-BA-CDOR

CHF	14,231,000	—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(664,055)

CHF	4,187,000	—	5/13/23	1.0325%	6 month	188,505
					CHF-LIBOR-BBA

CHF	3,387,000	—	5/16/23	1.065%	6 month	141,900
					CHF-LIBOR-BBA

CHF	2,152,000	—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	23

CHF	7,500,000	—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	(1,985)

EUR	8,610,000	—	10/18/22	1.818%	6 month	(40,694)
					EUR-EURIBOR-
					REUTERS

EUR	231,753,000 E	—	8/16/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	(841,635)

EUR	56,223,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(45,702)

EUR	56,223,000	—	8/30/14	0.309%	3 month	(149,747)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(45,710)

Putnam VT Diversified Income Fund 27

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	56,223,000	$—	8/31/14	0.314%	3 month	$(156,970)
					EUR-EURIBOR-
					REUTERS

EUR	56,223,000	—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(83,128)

EUR	56,223,000	—	9/3/14	0.283%	3 month	(108,770)
					EUR-EURIBOR-
					REUTERS

EUR	6,812,000	—	2/22/23	6 month EUR-EURIBOR-Telerate	1.9135%	11,470

EUR	32,204,000	—	2/22/15	0.59%	6 month	(60,517)
					EUR-EURIBOR-Telerate

EUR	9,382,000	—	5/22/23	1.595%	6 month	426,050
					EUR-EURIBOR-Telerate

GBP	3,732,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	23,404

GBP	6,714,000	—	5/20/23	6 month GBP-LIBOR-BBA	1.9963%	(489,782)

GBP	2,983,000	—	5/23/23	2.01625%	6 month	209,898
					GBP-LIBOR-BBA

GBP	2,642,000	—	5/30/23	2.0475%	6 month	176,567
					GBP-LIBOR-BBA

JPY	516,063,000	—	5/28/23	1.015%	6 month	(4,557)
					JPY-LIBOR-BBA

SEK	28,404,000	—	5/27/23	3 month SEK-STIBOR-SIDE	2.2375%	(177,484)

JPMorgan Chase Bank N.A.
	$12,279,000	—	2/28/18	0.92%	3 month	256,806
					USD-LIBOR-BBA

	8,466,000 E	(20,389)	9/18/18	1.15%	3 month	203,198
					USD-LIBOR-BBA

	63,463,200 E	(684,145)	9/18/23	2.20%	3 month	2,681,308
					USD-LIBOR-BBA

	21,847,900 E	481,648	9/18/23	3 month USD-LIBOR-BBA	2.20%	(676,946)

	4,783,000 E	(1,155)	9/18/15	0.45%	3 month	12,477
					USD-LIBOR-BBA

	3,489,000	—	6/7/23	3 month USD-LIBOR-BBA	2.343%	(103,138)

AUD	4,787,000	—	4/30/23	3.805%	6 month	170,747
					AUD-BBR-BBSW

AUD	5,906,000	—	4/26/23	6 month AUD-BBR-BBSW	3.8875%	(173,714)

CAD	4,790,000	—	9/21/21	2.3911%	3 month	101,317
					CAD-BA-CDOR

CAD	12,838,000	—	2/26/18	3 month CAD-BA-CDOR	1.65%	(276,340)

CAD	4,021,000	—	6/26/23	3 month CAD-BA-CDOR	2.9775%	16,915

CAD	5,319,000	—	4/26/23	2.1706%	3 month	321,643
					CAD-BA-CDOR

CAD	5,109,000	—	5/15/23	2.384%	3 month	222,237
					CAD-BA-CDOR

CAD	2,270,000	—	6/14/23	2.6025%	3 month	60,891
					CAD-BA-CDOR

GBP	5,714,000	—	2/20/23	2.226%	6 month	167,617
					GBP-LIBOR-BBA

GBP	28,206,000	—	2/20/15	6 month GBP-LIBOR-BBA	0.668%	(55,178)

ILS	12,197,000	—	6/19/23	3 month TELBOR03	3.41%	(73,194)

ILS	5,950,000	—	6/21/23	3 month TELBOR03	3.59%	(11,042)

JPY	548,426,000	—	5/7/43	1.74375%	6 month	255,201
					JPY-LIBOR-BBA

JPY	514,340,000	—	6/3/43	6 month JPY-LIBOR-BBA	1.945%	1,661

JPY	146,255,000	—	6/7/43	1.955%	6 month	(1,644)
					JPY-LIBOR-BBA

28 Putnam VT Diversified Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
PLN	5,226,000	$—	1/16/23	3.855%	6 month	$27,495
					PLN-WIBOR-WIBO

PLN	5,226,000	—	1/21/23	3.81%	6 month	38,893
					PLN-WIBOR-WIBO

Royal Bank of Scotland PLC (The)
	$2,269,000	(30,062)	6/19/23	2.00%	3 month	111,124
					USD-LIBOR-BBA

Total						$350,109

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$12,000,100 E	$(197,931)	9/18/23	2.20%	3 month	$438,434
					USD-LIBOR-BBA

	34,246,500 E	915,921	9/18/23	3 month USD-LIBOR-BBA	2.20%	(900,171)

	10,529,300	(14,617)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(321,748)

	42,117,300	106,843	7/2/23	3 month USD-LIBOR-BBA	2.58%	(338,337)

	1,395,000 E	6,972	9/18/15	3 month USD-LIBOR-BBA	0.45%	2,996

	10,571,000 E	(43,972)	9/18/15	0.45%	3 month	(13,845)
					USD-LIBOR-BBA

	14,236,000 E	(391,366)	9/18/23	2.20%	3 month	363,570
					USD-LIBOR-BBA

	2,108,000	(28)	6/10/23	3 month USD-LIBOR-BBA	2.27%	(77,298)

GBP	10,679,000 E	(89)	12/24/18	2.04%	6 month	(205,228)
					GBP-LIBOR-BBA

GBP	11,241,000 E	(140)	12/24/23	6 month GBP-LIBOR-BBA	2.8675%	226,053

GBP	2,526,000 E	(70)	12/24/43	3.46%	6 month	(44,444)
					GBP-LIBOR-BBA

	$14,261,500	(299)	7/2/28	3.20125%	3 month	(66,758)
					USD-LIBOR-BBA

	15,421,000 E	41,956	9/18/15	3 month USD-LIBOR-BBA	0.45%	(1,993)

	9,254,000 E	338,059	9/18/23	3 month USD-LIBOR-BBA	2.20%	(152,681)

	31,544,000 E	(1,251,999)	9/18/23	2.20%	3 month	420,781
					USD-LIBOR-BBA

	34,151,000 E	(85,720)	9/18/15	0.45%	3 month	11,611
					USD-LIBOR-BBA

	5,000,000	(66)	7/2/23	2.7025%	3 month	(3,316)
					USD-LIBOR-BBA

	27,187,500	(310)	7/2/20	3 month USD-LIBOR-BBA	2.1650%	43,163

	27,800,000	(224)	6/26/18	1.765%	3 month	(294,812)
					USD-LIBOR-BBA

	7,100,000	(241)	6/26/43	3.55%	3 month	(159,030)
					USD-LIBOR-BBA

	30,000,000	(396)	6/26/23	3 month USD-LIBOR-BBA	2.875%	518,330

EUR	11,800,000	(209)	6/20/23	1.835%	6 month	224,711
					EUR-EURIBOR-Telerate

EUR	16,200,000 E	(236)	7/2/23	2.895%	6 month	(21,955)
					EUR-EURIBOR-Telerate

EUR	2,623,000	(45)	7/2/23	2.0125%	6 month	(3,084)
					EUR-EURIBOR-Telerate

GBP	10,679,000 E	(156)	9/10/18	6 month GBP-LIBOR-BBA	1.38%	(209,194)

GBP	1,396,000	(29)	6/6/23	2.10%	6 month	84,228
					GBP-LIBOR-BBA

GBP	2,526,000 E	(134)	9/10/43	6 month GBP-LIBOR-BBA	3.17875%	(140,979)

Putnam VT Diversified Income Fund 29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	11,241,000 E	$(247)	9/10/23	2.29%	6 month	$522,237
					GBP-LIBOR-BBA

JPY	174,043,000	(60)	7/1/43	6 month JPY-LIBOR-BBA	1.871%	(31,015)

	$17,604,000 E	(468,798)	9/18/23	2.20%	3 month	464,742
					USD-LIBOR-BBA

	10,696,000 E	12,694	9/18/15	3 month USD-LIBOR-BBA	0.45%	(17,789)

	11,397,000	(239)	6/12/28	3 month USD-LIBOR-BBA	2.93%	(313,524)

	21,729,000	(248)	6/12/20	1.8675%	3 month	354,349
					USD-LIBOR-BBA

	14,261,500	(299)	6/28/28	3.2625%	3 month	(184,097)
					USD-LIBOR-BBA

	27,187,500	(310)	6/28/20	3 month USD-LIBOR-BBA	2.24%	189,710

JPY	254,664,000	(91)	6/21/43	1.8975%	6 month	26,533
					JPY-LIBOR-BBA

Total						$390,150

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$1,357,997	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$27,244
				30 year Fannie Mae pools

473,112	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,491
				30 year Fannie Mae pools

7,601,602	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(196,084)
				30 year Fannie Mae pools

1,772,137	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	45,713
				30 year Fannie Mae pools

Barclays Bank PLC
542,825	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	609
				30 year Fannie Mae pools

1,217,016	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	20,801
				30 year Fannie Mae pools

1,043,895	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,172
				30 year Fannie Mae pools

905,576	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	875
				30 year Fannie Mae pools

2,578,381	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	51,726
				30 year Fannie Mae pools

9,519,313	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	190,972
				30 year Fannie Mae pools

600,591	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	12,049
				30 year Fannie Mae pools

3,671,233	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(12,756)
				30 year Fannie Mae pools

343,129	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(3,387)
				30 year Fannie Mae pools

1,388,400	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	27,853
				30 year Fannie Mae pools

124,812	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	2,504
				30 year Fannie Mae pools

557,620	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	538
				30 year Fannie Mae pools

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$3,903,343	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$3,770
				30 year Fannie Mae pools

2,391,163	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	47,970
				30 year Fannie Mae pools

1,191,353	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	18,091
				30 year Fannie Mae pools

3,202,418	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,127)
				30 year Fannie Mae pools

2,980,481	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,878
				30 year Fannie Mae pools

884,808	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(8,734)
				30 year Fannie Mae pools

154,970	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,789
				30 year Fannie Mae pools

850,235	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,954)
				30 year Fannie Mae pools

7,240,000	—	4/7/16	(2.63%)	USA Non Revised	(266,497)
				Consumer Price Index-
				Urban (CPI-U)

379,740	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	367
				30 year Fannie Mae pools

2,061,231	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	53,170
				30 year Fannie Mae pools

1,899,763	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	(31,717)
				30 year Fannie Mae pools

845,413	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	(14,114)
				30 year Fannie Mae pools

3,440,863	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	69,029
				30 year Fannie Mae pools

456,168	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	797
				30 year Ginnie Mae II pools

2,788,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,693
				30 year Fannie Mae pools

2,497,891	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(8,679)
				30 year Fannie Mae pools

1,969,742	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(19,442)
				30 year Fannie Mae pools

1,351,608	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,696)
				30 year Fannie Mae pools

2,368,760	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	47,521
				30 year Fannie Mae pools

675,622	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(14,927)
				30 year Fannie Mae pools

425,909	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	478
				30 year Fannie Mae pools

1,136,109	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	22,792
				30 year Fannie Mae pools

3,268,589	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(18,127)
				30 year Fannie Mae pools

12,770,066	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	12,332
				30 year Fannie Mae pools

1,207,733	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	(20,163)
				30 year Fannie Mae pools

2,644,794	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,554
				30 year Fannie Mae pools

475,618	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	534
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,542,181	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$1,731
				30 year Fannie Mae pools

1,118,260	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,255
				30 year Fannie Mae pools

4,154,527	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(107,167)
				30 year Fannie Mae pools

144,561	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	100
				30 year Fannie Mae pools

148,458	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(516)
				30 year Fannie Mae pools

7,647,921	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(26,573)
				30 year Fannie Mae pools

5,019,984	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	3,484
				30 year Fannie Mae pools

5,462,862	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50%	18,981
				30 year Fannie Mae pools

3,585,681	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00%	(2,489)
				30 year Fannie Mae pools

4,657,559	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(120,142)
				30 year Fannie Mae pools

716,471	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(18,481)
				30 year Fannie Mae pools

1,817,241	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(36,457)
				30 year Fannie Mae pools

1,197,833	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(7,276)
				30 year Fannie Mae pools

598,992	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,639)
				30 year Fannie Mae pools

598,992	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(3,639)
				30 year Fannie Mae pools

1,772,137	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	45,713
				30 year Fannie Mae pools

1,202,047	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(7,302)
				30 year Fannie Mae pools

3,121,980	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(18,965)
				30 year Fannie Mae pools

1,202,047	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(7,302)
				30 year Fannie Mae pools

2,966,151	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(59,506)
				30 year Fannie Mae pools

83,924	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(292)
				30 year Fannie Mae pools

3,494,735	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	70,110
				30 year Fannie Mae pools

2,781,067	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(55,793)
				30 year Fannie Mae pools

1,333,007	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	42,859
				30 year Ginnie Mae II pools

802,135	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	25,791
				30 year Ginnie Mae II pools

834,758	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	806
				30 year Ginnie Mae II pools

1,017,769	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	32,724
				30 year Ginnie Mae II pools

2,429,161	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(8,440)
				30 year Fannie Mae pools

757,555	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	19,541
				30 year Fannie Mae pools

32 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,740,985	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	$20,094
				30 year Fannie Mae pools

249,746	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,882
				30 year Fannie Mae pools

2,400,030	(5,438)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(20,017)
				30 year Fannie Mae pools

1,364,775	640	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(765)
				30 year Fannie Mae pools

Citibank, N.A.
1,696,839	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,639
				30 year Fannie Mae pools

3,903,343	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,770
				30 year Fannie Mae pools

2,655,389	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,564
				30 year Fannie Mae pools

1,462,540	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	29,341
				30 year Fannie Mae pools

2,236,590	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(57,693)
				30 year Fannie Mae pools

1,670,294	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	(20,018)
				30 year Fannie Mae pools

3,628,081	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(72,785)
				30 year Fannie Mae pools

Credit Suisse International
1,115,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,077
				30 year Fannie Mae pools

10,027,804	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	(167,414)
				30 year Fannie Mae pools

2,507,253	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	(41,859)
				30 year Fannie Mae pools

817,678	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16,404
				30 year Fannie Mae pools

1,591,659	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,530)
				30 year Fannie Mae pools

472,579	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,481
				30 year Fannie Mae pools

2,242,759	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50%	(37,443)
				30 year Fannie Mae pools

2,621,585	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(52,593)
				30 year Fannie Mae pools

1,368,308	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	35,296
				30 year Fannie Mae pools

1,772,137	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	45,713
				30 year Fannie Mae pools

3,494,202	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	70,099
				30 year Fannie Mae pools

757,555	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	19,541
				30 year Fannie Mae pools

3,831,301	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(76,862)
				30 year Fannie Mae pools

3,200,307	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(64,203)
				30 year Fannie Mae pools

3,107,498	6,798	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(55,201)
				30 year Fannie Mae pools

4,247,341	664	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(84,077)
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
$3,136,834	$83,812	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	$25,029
				30 year Fannie Mae pools

2,409,445	85,084	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	26,519
				30 year Fannie Mae pools

2,479,704	61,605	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	15,682
				30 year Fannie Mae pools

10,268,718	206,979	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	17,939
				30 year Fannie Mae pools

Deutsche Bank AG
1,591,659	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,530)
				30 year Fannie Mae pools

Goldman Sachs International
1,584,152	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	31,781
				30 year Fannie Mae pools

438,178	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	6,654
				30 year Fannie Mae pools

2,187,789	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	33,223
				30 year Fannie Mae pools

4,140,000	—	3/1/16	2.47%	USA Non Revised	107,557
				Consumer Price Index-
				Urban (CPI-U)

3,105,000	—	3/3/16	2.45%	USA Non Revised	77,594
				Consumer Price Index-
				Urban (CPI-U)

722,179	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	8,335
				30 year Fannie Mae pools

1,475,341	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	29,598
				30 year Fannie Mae pools

1,472,522	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	37,984
				30 year Fannie Mae pools

3,020,702	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	51,628
				30 year Fannie Mae pools

3,020,702	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	51,628
				30 year Fannie Mae pools

1,226,784	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	24,611
				30 year Fannie Mae pools

1,348,267	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	34,779
				30 year Fannie Mae pools

232,978	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	6,010
				30 year Fannie Mae pools

3,064,294	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	61,475
				30 year Fannie Mae pools

1,390,000	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	27,886
				30 year Fannie Mae pools

4,882,020	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	125,932
				30 year Fannie Mae pools

4,512,261	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	116,394
				30 year Fannie Mae pools

1,114,740	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,873)
				30 year Fannie Mae pools

418,751	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,455)
				30 year Fannie Mae pools

8,400,742	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	216,692
				30 year Fannie Mae pools

2,089,288	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	53,893
				30 year Fannie Mae pools

702,467	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	14,093
				30 year Fannie Mae pools

34 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$2,203,411	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$44,204
				30 year Fannie Mae pools

774,713	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	11,765
				30 year Fannie Mae pools

798,419	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	12,125
				30 year Fannie Mae pools

2,044,996	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	41,026
				30 year Fannie Mae pools

54,985	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	635
				30 year Fannie Mae pools

1,648,383	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	42,520
				30 year Fannie Mae pools

12,234,068	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	270,305
				30 year Fannie Mae pools

839,324	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	12,746
				30 year Fannie Mae pools

501,394	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	7,614
				30 year Fannie Mae pools

1,678,493	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	25,489
				30 year Fannie Mae pools

1,327,224	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	34,236
				30 year Fannie Mae pools

353,782	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,083
				30 year Fannie Mae pools

5,073,020	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	101,773
				30 year Fannie Mae pools

2,921,880	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	58,617
				30 year Fannie Mae pools

778,321	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,704)
				30 year Fannie Mae pools

2,044,463	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	41,015
				30 year Fannie Mae pools

1,535,614	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	30,807
				30 year Fannie Mae pools

3,947,578	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	79,195
				30 year Fannie Mae pools

1,527,124	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,306)
				30 year Fannie Mae pools

933,870	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,245)
				30 year Fannie Mae pools

27,926	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	322
				30 year Fannie Mae pools

71,625	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(249)
				30 year Fannie Mae pools

190,854	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(663)
				30 year Fannie Mae pools

475,246	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,534
				30 year Fannie Mae pools

489,797	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	5,653
				30 year Fannie Mae pools

979,449	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	11,304
				30 year Fannie Mae pools

1,913,783	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	38,393
				30 year Fannie Mae pools

1,307,859	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	26,238
				30 year Fannie Mae pools

2,506,374	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	50,282
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,788,438	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$35,879
					30 year Fannie Mae pools

	3,725,691	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	74,743
					30 year Fannie Mae pools

	3,387,525	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	67,959
					30 year Fannie Mae pools

	3,933,301	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	67,226
					30 year Fannie Mae pools

	3,842,502	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(77,087)
					30 year Fannie Mae pools

	3,828,634	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(76,808)
					30 year Fannie Mae pools

	569,388	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(11,423)
					30 year Fannie Mae pools

	569,388	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(11,423)
					30 year Fannie Mae pools

	1,372,818	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(35,412)
					30 year Fannie Mae pools

	1,670,294	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	20,018
					30 year Fannie Mae pools

	875,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(10,102)
					30 year Fannie Mae pools

	857,142	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	13,016
					30 year Fannie Mae pools

	1,585,219	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	31,802
					30 year Fannie Mae pools

	1,573,730	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	40,595
					30 year Fannie Mae pools

	3,270,180	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(65,605)
					30 year Fannie Mae pools

	3,246,162	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	83,735
					30 year Fannie Mae pools

	3,400,083	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	58,113
					30 year Fannie Mae pools

	1,772,137	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	45,713
					30 year Fannie Mae pools

	2,110,069	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	42,331
					30 year Fannie Mae pools

	3,237,644	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	64,952
					30 year Fannie Mae pools

	1,514,609	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	39,070
					30 year Fannie Mae pools

	2,494,106	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	50,036
					30 year Fannie Mae pools

	3,153,472	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(81,344)
					30 year Fannie Mae pools

	882,311	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(22,759)
					30 year Fannie Mae pools

	5,057,552	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(101,462)
					30 year Fannie Mae pools

	5,057,552	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(101,462)
					30 year Fannie Mae pools

	3,486,201	5,992	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(63,947)
					30 year Fannie Mae pools

	3,705,605	115,220	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	26,072
					30 year Fannie Mae pools

EUR	11,800,000	—	6/20/23	1.84%	Eurostat Eurozone HICP	21,810
					excluding tobacco

36 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
GBP	2,780,000	$—	3/30/17	(3.0925%)	GBP Non-revised UK Retail	$(36,109)
					Price Index

GBP	2,780,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail	(42,282)
					Price Index

GBP	5,560,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail	(169,130)
					Price Index

GBP	2,780,000	—	9/21/17	2.66%	GBP Non-revised UK Retail	(84,565)
					Price Index

GBP	2,780,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail	(42,282)
					Price Index

JPMorgan Chase Bank N.A.
	$4,955,142	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	99,408
					30 year Fannie Mae pools

	3,243,657	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	83,671
					30 year Fannie Mae pools

Total						$1,398,184

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB Index	BBB–/P	$5,468		$80,000	5/11/63	300 bp	$(2,508)

CMBX NA BBB Index	BBB–/P	10,546		175,000	5/11/63	300 bp	(6,901)

CMBX NA BBB Index	BBB–/P	21,545		349,000	5/11/63	300 bp	(13,250)

CMBX NA BBB Index	BBB–/P	20,577		361,000	5/11/63	300 bp	(15,415)

Barclays Bank PLC
Irish Gov’t, 4.50%, 4/18/2020	—	(45,669)		570,000	9/20/17	(100 bp)	(36,449)

Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(93,003)		570,000	9/20/17	(100 bp)	(37,499)

Credit Suisse International
CMBX NA BBB Index	BBB–/P	1,734		59,000	5/11/63	300 bp	(4,149)

CMBX NA BBB Index	BBB–/P	1,342		173,000	5/11/63	300 bp	(15,906)

CMBX NA BBB Index	BBB–/P	22,612		185,000	5/11/63	300 bp	4,167

CMBX NA BBB Index	BBB–/P	18,041		186,000	5/11/63	300 bp	(503)

CMBX NA BBB Index	BBB–/P	3,769		197,000	5/11/63	300 bp	(15,871)

CMBX NA BBB Index	BBB–/P	23,720		298,000	5/11/63	300 bp	(5,991)

CMBX NA BBB Index	BBB–/P	4,029		347,000	5/11/63	300 bp	(30,567)

CMBX NA BBB Index	BBB–/P	25,423		349,000	5/11/63	300 bp	(9,372)

CMBX NA BBB Index	BBB–/P	35,985		371,000	5/11/63	300 bp	(1,004)

CMBX NA BBB Index	BBB–/P	41,918		371,000	5/11/63	300 bp	4,930

CMBX NA BBB Index	BBB–/P	5,900		384,000	5/11/63	300 bp	(32,385)

CMBX NA BBB Index	BBB–/P	30,800		386,000	5/11/63	300 bp	(7,684)

CMBX NA BBB Index	BBB–/P	30,042		388,000	5/11/63	300 bp	(8,642)

CMBX NA BBB Index	BBB–/P	25,590		389,000	5/11/63	300 bp	(13,194)

CMBX NA BBB Index	BBB–/P	11,988		394,000	5/11/63	300 bp	(27,293)

CMBX NA BBB Index	BBB–/P	6,960		395,000	5/11/63	300 bp	(32,422)

CMBX NA BBB Index	BBB–/P	38,549		503,000	5/11/63	300 bp	(11,600)

CMBX NA BBB Index	BBB–/P	40,175		979,000	5/11/63	300 bp	(57,431)

Spain Gov’t, 5.50%, 7/30/2017	—	(67,198)		570,000	9/20/17	(100 bp)	(32,259)

Deutsche Bank AG
Republic of Argentina, 8.28%, 12/31/33	B3	60,808		520,000	3/20/17	500 bp	(190,796)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	405,000	9/20/13	715 bp	9,811

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	535 bp	6,138

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	375,000	9/20/13	477 bp	5,391

Putnam VT Diversified Income Fund 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.

					Fixed payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
NA HY Series 20 Index	B+/P	$(118,323)	$3,572,000	6/20/18	500 bp	$(6,813)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	95,000	9/20/13	276 bp	1,189

Total						$(584,278)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$262,252	$142	$100,609

Total common stocks	262,252	142	100,609

Convertible bonds and notes	—	148,281	—

Convertible preferred stocks	166,208	487,618	—

Corporate bonds and notes	—	144,908,105	—

Foreign government and agency bonds and notes	—	42,728,042	—

Mortgage-backed securities	—	182,701,376	—

Preferred stocks	—	777,844	—

Senior loans	—	5,347,087	—

U.S. government and agency mortgage obligations	—	172,951,052	—

U.S. treasury obligations	—	1,846,460	—

Warrants	—	2,960	—

Short-term investments	12,171,996	11,812,092	—

Totals by level	$12,600,456	$563,711,059	$100,609

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,277,949)	$—

Futures contracts	(103,890)	—	—

TBA sale commitments	—	(82,699,804)	—

Interest rate swap contracts	—	1,250,676	—

Total return swap contracts	—	836,828	—

Credit default contracts	—	(747,606)	—

Totals by level	$(103,890)	$(82,637,855)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/13 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $567,457,231)	$569,220,128

Affiliated issuers (identified cost $7,191,996) (Note 6)	7,191,996

Cash	457,295

Foreign currency (cost $363) (Note 1)	364

Interest and other receivables	5,046,881

Receivable for shares of the fund sold	10,075

Receivable for investments sold	7,136,615

Receivable for sales of delayed delivery securities (Note 1)	84,530,248

Unrealized appreciation on forward currency contracts (Note 1)	3,007,230

Unrealized appreciation on OTC swap contracts (Note 1)	25,924,649

Premium paid on OTC swap contracts (Note 1)	2,168,527

Receivable for variation margin (Note 1)	549,734

Total assets	705,243,742

Liabilities

Payable for investments purchased	5,810,459

Payable for purchases of delayed delivery securities (Note 1)	159,354,080

Payable for shares of the fund repurchased	694,968

Payable for compensation of Manager (Note 2)	191,796

Payable for custodian fees (Note 2)	42,573

Payable for investor servicing fees (Note 2)	35,324

Payable for Trustee compensation and expenses (Note 2)	132,358

Payable for administrative services (Note 2)	758

Payable for distribution fees (Note 2)	60,788

Payable for variation margin (Note 1)	632,350

Unrealized depreciation on OTC swap contracts (Note 1)	24,760,634

Premium received on OTC swap contracts (Note 1)	3,418,918

Unrealized depreciation on forward currency contracts (Note 1)	4,285,179

TBA sale commitments, at value (proceeds receivable $84,428,360) (Note 1)	82,699,804

Collateral on certain derivative contracts, at value (Note 1)	7,793,860

Other accrued expenses	107,005

Total liabilities	290,020,854

Net assets	$415,222,888

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$475,487,562

Undistributed net investment income (Note 1)	10,359,349

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(74,266,128)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	3,642,105

Total — Representing net assets applicable to capital shares outstanding	$415,222,888

Computation of net asset value Class IA

Net assets	$126,812,920

Number of shares outstanding	17,553,299

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.22

Computation of net asset value Class IB

Net assets	$288,409,968

Number of shares outstanding	39,912,697

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.23

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 39

Statement of operations
Six months ended 6/30/13 (Unaudited)

Investment income

Interest (net of foreign tax of $6,868) (including interest income of $16,038 from investments in affiliated issuers) (Note 6)	$13,807,818

Dividends	46,459

Total investment income	13,854,277

Expenses

Compensation of Manager (Note 2)	1,219,815

Investor servicing fees (Note 2)	223,103

Custodian fees (Note 2)	53,591

Trustee compensation and expenses (Note 2)	19,235

Distribution fees (Note 2)	389,657

Administrative services (Note 2)	5,053

Other	138,529

Total expenses	2,048,983

Expense reduction (Note 2)	(160)

Net expenses	2,048,823

Net investment income	11,805,454

Net realized gain on investments (Notes 1 and 3)	7,135,918

Net increase from payments by affiliates (Note 2)	9,175

Net realized gain on swap contracts (Note 1)	3,656,133

Net realized loss on futures contracts (Note 1)	(251,077)

Net realized gain on foreign currency transactions (Note 1)	3,666,568

Net realized gain on written options (Notes 1 and 3)	883,223

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(1,633,525)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the period	(11,752,182)

Net gain on investments	1,714,233

Net increase in net assets resulting from operations	$13,519,687

Statement of changes in net assets

	Six months ended	Year ended
	6/30/13*	12/31/12

Increase (decrease) in net assets

Operations:

Net investment income	$11,805,454	$23,110,851

Net realized gain (loss) on investments and foreign currency transactions	15,099,940	(34,885,727)

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(13,385,707)	62,088,912

Net increase in net assets resulting from operations	13,519,687	50,314,036

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(4,499,706)	(7,963,760)

Class IB	(10,005,596)	(17,976,606)

Decrease from capital share transactions (Note 4)	(31,333,798)	(12,903,195)

Total increase (decrease) in net assets	(32,319,413)	11,470,475

Net assets:

Beginning of period	447,542,301	436,071,826

End of period (including undistributed net investment income of $10,359,349 and $13,059,197, respectively)	$415,222,888	$447,542,301

* Unaudited.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/13†	$7.26	.20	.02	.22	(.26)	(.26)	—	$7.22	2.95*	$126,813	.37*	2.73*	123*

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	— [f,g]	6.88	(3.17)	134,507.76		5.55	155

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74 [h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77 [i,j]	9.07 [i]	168

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	— [f,k]	5.72	(31.07)	127,770	.74 [i]	6.19 [i]	198

Class IB

6/30/13†	$7.25	.19	.03	.22	(.24)	(.24)	—	$7.23	2.97*	$288,410	.50 *	2.61*	123*

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	— [f,g]	6.87	(3.43)	301,565	1.01	5.30	155

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 [h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02 [i,j]	8.95 [i]	168

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	— [f,k]	5.68	(30.82)	173,632	.99 [i]	5.71 [i]	198

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.13%

12/31/08	0.13

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 41

Notes to financial statements 6/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2013 through June 30, 2013.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

42 Putnam VT Diversified Income Fund

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to gain exposure to rates of inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Putnam VT Diversified Income Fund 43

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $7,466,629 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $8,668,924.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains

44 Putnam VT Diversified Income Fund

earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2012, the fund had a capital loss carryover of $82,206,830 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$13,264,064	$15,144,348	$28,408,412	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $581,681,243, resulting in gross unrealized appreciation and depreciation of $10,321,288 and $15,590,407, respectively, or net unrealized depreciation of $5,269,119.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 55.9% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $9,175 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$65,927
Class IB	157,176

Total	$223,103

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $160 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $327, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$389,657

Putnam VT Diversified Income Fund 45

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $517,763,086 and $484,689,292, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap	Written option	Written option
		contract amounts	option premiums	number of contracts	premiums

Written options outstanding at the
beginning of the reporting period	USD	47,642,000	$917,109	—	$—

	EUR	—	$—	—	$—

Options opened	USD	1,540,124,189	52,383	45	17,493

	EUR	199,977,000	2,307,597	—	—

Options exercised	USD	(137,761,600)	(14,478)	—	—

	EUR	—	—	—	—

Options expired	USD	—	—	(45)	(17,493)

	EUR	—	—	—	—

Options closed	USD	(1,450,004,589)	(955,014)	—	—

	EUR	(199,977,000)	(2,307,597)	—	—

Written options outstanding at the
end of the reporting period	USD	—	$—	—	$—

	EUR	—	$—	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/13		Year ended 12/31/12		Six months ended 6/30/13		Year ended 12/31/12

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	186,434	$1,367,340	398,811	$2,839,010	2,391,230	$17,548,640	6,619,005	$46,041,621

Shares issued in connection with
reinvestment of distributions	620,649	4,499,706	1,164,292	7,963,760	1,380,082	10,005,596	2,628,159	17,976,606

	807,083	5,867,046	1,563,103	10,802,770	3,771,312	27,554,236	9,247,164	64,018,227

Shares repurchased	(1,534,481)	(11,268,795)	(2,846,862)	(19,962,907)	(7,293,198)	(53,486,285)	(9,726,904)	(67,761,285)

Net decrease	(727,398)	$(5,401,749)	(1,283,759)	$(9,160,137)	(3,521,886)	$(25,932,049)	(479,740)	$(3,743,058)

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased option contracts (contract amount)	—*

Purchased swap option contracts (contract amount)	$449,400,000

Written option contracts (number of contracts)	—*

Written swap option contracts (contract amount)	$387,900,000

Futures contracts (number of contracts)	800

Forward currency contracts (contract amount)	$434,500,000

OTC interest rate swap contracts (notional)	$2,507,900,000

Centrally cleared interest rate swap contracts (notional)	$237,700,000

OTC total return swap contracts (notional)	$407,400,000

OTC credit default swap contracts (notional)	$20,900,000

Warrants (number of warrants)	100

*For the reporting period, the transaction volume was minimal.

46 Putnam VT Diversified Income Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$233,702	Payables	$981,308

Foreign exchange contracts	Receivables	3,007,230	Payables	4,285,179

Equity contracts	Investments	2,960	Payables	—

Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	33,792,369*	Unrealized depreciation	31,808,755*

Total		$37,036,261		$37,075,242

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(25,207)	$(25,207)

Foreign exchange contracts	—	—	3,667,805	—	$3,667,805

Interest rate contracts	(316,276)	(251,077)	—	3,681,340	$3,113,987

Total	$(316,276)	$(251,077)	$3,667,805	$3,656,133	$6,756,585

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(480,296)	$(480,296)

Foreign exchange contracts	—	—	—	(1,615,167)	—	$(1,615,167)

Equity contracts	(8,196)	—	—	—	—	$(8,196)

Interest rate contracts	—	1,070,349	(90,780)	—	2,979,749	$3,959,318

Total	$(8,196)	$1,070,349	$(90,780)	$(1,615,167)	$2,499,453	$1,855,659

Note 6 — Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$46,431,444	$33,271,125	$79,702,569	$8,957	$—

Putnam Short Term Investment Fund*	—	118,171,945	110,979,949	7,081	7,191,996

Totals	$46,431,444	$151,443,070	$190,682,518	$16,038	$7,191,996

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Diversified Income Fund 47

Note 9 — Offsetting of financial and derivative assets and liabilities

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$3,019,595	$5,510,479	$—	$1,150,687	$4,378,800	$6,117	$3,653,034	$—	$5,244,095	$—	$141,186	$—	$—	$—	$23,103,993

Centrally cleared interest rate
swap contracts***	—	—	548,558	—	—	—	—	—	—	—	—	—	—	—	548,558

OTC Total return swap contracts*#	82,448	881,935	—	37,314	197,611	—	2,834,626	—	183,079	—	—	—	—	—	4,217,013

OTC Credit default swap contracts*#	—	64,724	—	—	34,939	21,340	—	—	112,699	—	—	—	—	—	233,702

Futures contracts***	—	—	—	—	—	—	—	—	—	1,176	—	—	—	—	1,176

Forward currency contracts#	200,188	368,078	—	200,966	462,773	411,652	144,464	261,105	249,466	—	—	184,846	165,924	357,768	3,007,230

Total Assets	$3,302,231	$6,825,216	$548,558	$1,388,967	$5,074,123	$439,109	$6,632,124	$261,105	$5,789,339	$1,176	$141,186	$184,846	$165,924	$357,768	$31,111,672

Liabilities:

OTC Interest rate swap contracts*#	2,369,349	3,196,678	—	870,374	6,662,672	1,199,170	7,128,504	—	1,852,844	—	—	—	—	—	23,279,591

Centrally cleared interest rate
swap contracts***	—	—	617,558	—	—	—	—	—	—	—	—	—	—	—	617,558

OTC Total return swap contracts*#	196,084	937,283	—	150,496	944,955	5,530	1,145,837	—	—	—	—	—	—	—	3,380,185

OTC Credit default swap contracts*#	96,210	—	—	—	633,494	251,604	—	—	—	—	—	—	—	—	981,308

Futures contracts***	—	—	—	—	—	—	—	—	—	14,792	—	—	—	—	14,792

Forward currency contracts#	287,775	335,093	—	727,473	720,010	316,077	17,638	160,834	784,623	—	—	297,164	238,778	399,714	4,285,179

Total Liabilities	$2,949,418	$4,469,054	$617,558	$1,748,343	$8,961,131	$1,772,381	$8,291,979	$160,834	$2,637,467	$14,792	$—	$297,164	$238,778	$399,714	$32,558,613

Total Financial and Derivative
Net Assets	$352,813	$2,356,162	$(69,000)	$(359,376)	$(3,887,008)	$(1,333,272)	$(1,659,855)	$100,271	$3,151,872	$(13,616)	$141,186	$(112,318)	$(72,854)	$(41,946)	$(1,446,941)

Total collateral received (pledged)##†	$352,813	$2,356,162	$—	$240,242	$(3,887,008)	$(1,333,272)	$(1,435,739)	$—	$3,151,872	$—	$110,000	$—	$(72,854)	$—	$(517,784)

Net amount	$—	$—	$(69,000)	$(599,618)	$—	$—	$(224,116)	$100,271	$—	$(13,616)	$31,186	$(112,318)	$—	$(41,946)	$(929,157)

* Excludes premiums. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

# Covered by master netting agreement.

*** Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

## Any over-collateralization of total financial and derivative net assets is not shown.

† Additional collateral may be required from certain brokers based on individual agreements.

48 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 49

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2013, subject to certain changes in the sub-management contract noted below. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered certain administrative revisions to your fund’s sub-management contract. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL with respect to the portion of the portfolios of certain funds, but not your fund, that may be allocated to PIL from time to time. The Independent Trustees’ approval of this recommendation was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an

50 Putnam VT Diversified Income Fund

appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 3rd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their absolute gross returns with the returns of selected investment benchmarks or targeted annualized returns. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net

Putnam VT Diversified Income Fund 51

asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2012 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	3rd	4th

Over the one-year, three-year and five-year periods ended December 31, 2012, there were 66, 54 and 45 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees, while noting that your fund’s investment performance over the one-year period ended December 31, 2012 had been favorable, expressed concern about your fund’s fourth quartile performance over the five-year period then ended and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance over the five-year period was due in significant part to the fund’s particularly weak performance in 2008 and 2011. They noted Putnam Management’s observation that performance in 2008 was largely attributable to the fund’s investments in commercial and residential mortgage-backed securities, which significantly underperformed during the economic downturn in 2008. They also noted Putnam Management’s view that performance in 2011 was hurt by the fund’s relative emphasis on shorter duration investments, which reduced the fund’s sensitivity to interest rate changes but detracted from performance, as well as by the fund’s exposure to high yield, non-Agency residential mortgage-backed securities and to emerging markets coupled with currency exposure to the Australian dollar.

The Trustees considered that, although the fund had not performed well over the five-year period ended December 31, 2012, the fund ranked in the first quartile for the one-year period, and that Putnam Management remained confident in the fund’s portfolio managers and their investment process. The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. In particular, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance issues that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on past responsiveness of Putnam Management to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

52 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 53

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	282487 8/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 29, 2013